Registration No. 33-74232


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. _____ _____

                     Post-Effective Amendment No. _14__ __X__


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. ___ _____

                        (Check appropriate box or boxes)

         Principal  Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                  Principal  Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

          The Principal Financial Group, Des Moines, Iowa              50392
--------------------------------------------------------------------------------
  (Address of Depositor's Principal Executive Offices)               (Zip Code)


Depositor's Telephone Number, including Area Code   (515) 248-3842


  M. D. Roughton, The Principal Financial Group, Des Moines, Iowa  50392
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

        _____  immediately upon filing pursuant to paragraph (b) of Rule 485

        _____  on (date) pursuant to paragraph (b) of Rule 485

        _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485

        __X__  on May 1, 2000 pursuant to paragraph (a)(1) of Rule 485

        _____  75 days after filing  pursuant to paragraph (a)(2) of Rule 485

        _____  on (date) pursuant to paragraph (a)(2) of Rule 485

               If appropriate, check the following box:

        _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

           PRINCIPAL  LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
                   FLEXIBLE VARIABLE ANNUITY ("FVA") CONTRACT

                       Registration Statement on Form N-4
                              Cross Reference Sheet

Form N-4 Item                                      Caption in Prospectus

Part A

  1.   Cover Page                                Principal  Life
                                                 Insurance Company Separate
                                                 Account B Flexible Variable
                                                 Annuity ("FVA") Contract

  2.   Definitions                               Glossary

  3.   Synopsis                                  Summary of Expense Information

  4.   Condensed Financial                       Condensed Financial Information
       Information                               Independent Auditors,
                                                 Financial Statements

  5.   General Description of                    Summary, The Company,
       Registrant                                The Separate Account, Voting
                                                 Rights, The Underlying Mutual
                                                 Funds

  6.   Deductions                                Summary, Charges and
                                                 Deductions, Annual Fee,
                                                 Mortality and Expense Risks
                                                 Charge, Transaction Fee,
                                                 Premium Taxes, Surrender
                                                 Charge, Administrative Charge
                                                 Distribution of the Contract

  7.   General Description of                    Summary, The Contract,
       Variable Annuity Contract                 To Buy a Contract, Purchase
                                                 Payments, Right to Examine the
                                                 Contract, Exchange Credit,
                                                 Prior  to  the Retirement Date,
                                                 Performance  Calculation,  The
                                                 Accumulation Period, The  Value
                                                 of Your Contract, Separate
                                                 Account Division,  Unscheduled
                                                 Transfers, Scheduled Transfers,
                                                 Automatic Portfolio
                                                 Rebalancing,  Surrenders, Total
                                                 Surrender,  Unscheduled
                                                 Partial  Surrender,  Scheduled
                                                 Partial Surrender, Death
                                                 Benefit Payment of Death
                                                 Benefit,  The Annuity  payment
                                                 Period,  Annuity Payment Date,
                                                 Annuity Payment Options,
                                                 Transfers,  The Separate
                                                 Account,  General  Provisions,
                                                 Rights Reserved by the Company,
                                                 Customer Inquiries

  8.   Annuity Period                            Annuity Payment Period,
                                                 Annuity Payment Date, Annuity
                                                 Payment Options

  9.   Death Benefit                             Death Benefit, Payment of Death
                                                 Benefit, Federal Tax Matters,
                                                 Non-Qualified Contracts,
                                                 Required Distributions for Non-
                                                 Qualified Contracts, IRA, SEP
                                                 and SIMPLE-IRA, Rollover IRAs

 10.   Purchase and Contract Value               Summary, The Contract,
                                                 To Buy a Contract, Purchase
                                                 Payments, Right to Examine the
                                                 Contract, Replacement
                                                 Contracts, The Accumulation
                                                 Period, The Value of Your
                                                 Contract, Purchase Payments,
                                                 Separate Account Division
                                                 Transfers, Delay of Payments,
                                                 Distribution of the
                                                 Contract

 11.   Redemptions                               Summary, Annuity Payment
                                                 Options, Surrenders,
                                                 Delay of Payments

 12.   Taxes                                     Summary, Annuity Payment
                                                 Options, Federal Tax Matters,
                                                 Non-Qualified Contracts,
                                                 Required Distributions for
                                                 Non-Qualified Contracts, IRA,
                                                 SEP, SAR/SEP and SIMPLE-IRA,
                                                 Rollover IRAs, Withholding,
                                                 Mutual Fund Diversification

 13.   Legal Proceedings                         Legal Proceedings

 14.   Table of Contents of the                  Table of Contents of the
       Statement of Additional                   Statement of Additional
       Information                               Information

Part B                                           Statement of Additional
                                                 Information

                                                 Caption**

 15.   Cover Page                                Principal  Life
                                                 Insurance Company Separate
                                                 Account B Flexible Variable
                                                 Annuity ("FVA") Contract

 16.   Table of Contents                         Table of Contents

 17.   General Information and                   None
       History

 18.   Services                                  Independent Auditors**,
                                                 Independent Auditors

 19.   Purchase of Securities                    Summary**, Purchase Payments
       Being Offered                             Distribution of the Contract

 20.   Underwriters                              Summary**, Distribution of the
                                                 Contract**

 21.   Calculation of Performance                Calculation of Yield and
       Data                                      Total Return

 22.   Annuity Payments                          Annuity Payment Options**

 23.   Financial Statements                      Financial Statements

** Prospectus caption given where appropriate.

                            Flexible Variable Annuity

           Issued by Principal Life Insurance Company (the "Company")

                     This prospectus is dated _____________.



The individual deferred annuity contract ("Contract") described in this prospectus is funded with the Principal Life Insurance Company Separate Account B ("Separate Account"), dollar cost averaging fixed accounts ("DCA Plus Accounts") and a fixed account ("Fixed Account"). The assets of the divisions of the Separate Account are invested in a corresponding Account of the Principal Variable Contracts Fund, Inc., AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. Value Fund, Fidelity Variable Insurance Products Fund II Contrafund Portfolio, and Fidelity Variable Insurance Products Fund Growth Portfolio (the "Funds"). The Fixed Account is a part of the General Account of the Company.


This prospectus provides information about the Contract and the Separate Account that you, as owner, should know before investing. It should be read and retained for future reference. Additional information about the Contract is included in the Statement of Additional Information ("SAI"), dated __________, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is a part of this prospectus. The table of contents of the SAI is on page __ of this prospectus. You may obtain a free copy of the SAI by writing or telephoning:


                       Principal Flexible Variable Annuity
                       Principal Financial Group
                       P. O. Box 9382
                       Des Moines, Iowa 50306-9382
                       Telephone: 1-800-852-4450


An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.



These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



This prospectus is valid only when accompanied by the current prospectuses for the Principal Variable Contracts Fund, Inc., AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. Value Fund, Fidelity Variable Insurance Products Fund II Contrafund Portfolio, and Fidelity Variable Insurance Products Fund Growth Portfolio. These prospectuses should be kept for future reference.

                                TABLE OF CONTENTS

GLOSSARY .................................................................  4
SUMMARY OF EXPENSE INFORMATION............................................  6
SUMMARY  .................................................................  8
    Investment Limitations................................................  8
    Separate Account Investment Options...................................  9
    Transfers.............................................................  9
    Surrenders............................................................ 10
    Charges and Deductions................................................ 10
    Annuity Payments...................................................... 10
    Death Benefit......................................................... 10
    Examination Provision (Free-Look)..................................... 10
CONDENSED FINANCIAL INFORMATION........................................... 11
THE PRINCIPAL FLEXIBLE VARIABLE ANNUITY................................... 14
THE COMPANY............................................................... 14
THE SEPARATE ACCOUNT...................................................... 14
THE UNDERLYING MUTUAL FUNDS............................................... 14
SURPLUS DISTRIBUTIONS..................................................... 18
THE CONTRACT.............................................................. 18
    To Buy a Contract..................................................... 18
Purchase Payments......................................................... 18
    Right to Examine the Contract (Free-Look)............................. 19
    Replacement Contracts................................................. 19
         Exchange Credit.................................................. 19
    The Accumulation Period............................................... 20
         The Value of Your Contract....................................... 20
         Purchase Payments................................................ 21
         Separate Account Division Transfers.............................. 21
         Unscheduled Transfers............................................ 22
         Scheduled Transfers (Dollar Cost Averaging)...................... 22
    Automatic Portfolio Rebalancing (APR)................................. 22
    Telephone Services.................................................... 22
    Direct Dial........................................................... 23
    Internet.............................................................. 23
    Surrenders............................................................ 23
         Total Surrender.................................................. 23
         Unscheduled Partial Surrender.................................... 24
         Scheduled Partial Surrender...................................... 24
    Death Benefit......................................................... 24
         Standard Death Benefit........................................... 25
         Annual Enhanced Death Benefit.................................... 25
             Lock-In Feature.............................................. 25
             Termination.................................................. 25
         Payment of Death Benefit......................................... 26
    The Annuity Payment Period............................................ 26
         Annuity Payment Date............................................. 26
         Annuity Payment Options.......................................... 26
         Death of Annuitant............................................... 27
         Annuity Payment Risk............................................. 27
CHARGES AND DEDUCTIONS.................................................... 28
    Annual Fee............................................................ 28
    Mortality and Expense Risks Charge.................................... 28
    Transaction Fee....................................................... 29
    Premium Taxes......................................................... 29
    Surrender Charge...................................................... 29
         Waiver of Surrender Charge....................................... 30
    Free Surrender Privilege.............................................. 30
    Administration Charge................................................. 30
    Special Provisions for Group or Sponsored Arrangements................ 31
FIXED ACCOUNT AND DCA PLUS ACCOUNTS....................................... 31
    Fixed Account......................................................... 31
Fixed Account Value....................................................... 32
    Fixed Account Transfers, Total and Partial Surrenders................. 32
         Unscheduled Fixed Account Transfers.............................. 32
         Scheduled Fixed Account Transfers................................ 32
    Dollar Cost Averaging Plus Program (DCA Plus Program)................. 33
         DCA Plus Purchase Payments....................................... 33
         Selecting A DCA Plus Account..................................... 33
         Scheduled DCA Plus Transfers..................................... 33
         Unscheduled DCA Plus Transfers................................... 33
         DCA Plus Surrenders.............................................. 33
GENERAL PROVISIONS........................................................ 34
    The Contract.......................................................... 34
    Delay of Payments..................................................... 34
    Misstatement of Age or Gender......................................... 34
    Assignment............................................................ 34
    Change of Owner....................................................... 35
    Beneficiary........................................................... 35
    Contract Termination.................................................. 35
    Reinstatement......................................................... 35
    Reports............................................................... 35
RIGHTS RESERVED BY THE COMPANY............................................ 36
DISTRIBUTION OF THE CONTRACT.............................................. 36
PERFORMANCE CALCULATION................................................... 36
VOTING RIGHTS............................................................. 37
FEDERAL TAX MATTERS....................................................... 38
    Non-Qualified Contracts............................................... 38
    Required Distributions for Non-Qualified Contracts.................... 38
    IRA, SEP and SIMPLE-IRA............................................... 39
    Rollover IRAs......................................................... 39
    Withholding........................................................... 40
MUTUAL FUND DIVERSIFICATION............................................... 40
STATE REGULATION.......................................................... 40
LEGAL OPINIONS............................................................ 41
LEGAL PROCEEDINGS......................................................... 41
REGISTRATION STATEMENT.................................................... 41
OTHER VARIABLE ANNUITY CONTRACTS.......................................... 41
INDEPENDENT AUDITORS...................................................... 41
FINANCIAL STATEMENTS...................................................... 41
CUSTOMER INQUIRIES........................................................ 41
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.............. 42


The Contract offered by this prospectus may not be available in all states. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.


GLOSSARY

Account - series or portfolio of a mutual fund in which a Separate Account division invests.

Accumulated value - an amount equal to the DCA Plus Account(s) value plus the Fixed Account value plus the Separate Account value.

Anniversary - the same date and month of each year following the Contract date.

Annuitant - the person, including any joint annuitant, on whose life the annuity payment is based. This person may or may not be the owner.

Annuity payment date - the date the owner's accumulated value is applied, under an annuity payment option, to make income payments. (Referred to in the Contract as "Retirement Date".)

Contract date - the date that the Contract is issued and which is used to determine Contract years.

Contract year - the one-year period beginning on the Contract date and ending one day before the Contract anniversary and any subsequent one-year period beginning on a Contract anniversary. (e.g. If the contract date is June 5, 2000, the first Contract year ends on June 4, 2001, and the first anniversary falls on June 5, 2001.)

Dollar Cost Averaging Plus (DCA Plus) Account - an account which earns guaranteed interest for a specific amount of time. (Referred to in the Contract as "Fixed DCA Account.")

Dollar Cost Averaging Plus (DCA Plus) accumulated value - the amount of your accumulated value which is in the DCA Plus Account(s).

Dollar Cost Averaging Plus (DCA Plus) Program - a program through which purchase payments are transferred from a DCA Plus Account to divisions of the Separate Account and/or the Fixed Account over a specified period of time. (Referred to in the Contract as "Fixed DCA Program.")

Fixed Account - an account which earns guaranteed interest.

Fixed Account accumulated value - the amount of your accumulated value which is in the Fixed Account.

Investment Options - the DCA Plus Accounts, Fixed Account and Separate Account Divisions.

Joint annuitant - additional annuitant. Joint annuitants must be husband and wife and must be named as owner and joint owner.

Joint owner - an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Joint owners must be husband and wife and must be named as annuitant and joint annuitant.

Mutual Fund - a registered open-end investment company in which a division invests.

Non-Qualified Contract - a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA or Tax Sheltered Annuity.

Notice - any form of written communication received by us, at the annuity service office, P.O. Box 9382, Des Moines, Iowa 50306-9382, or in another form approved by us in advance.

Owner - the person, including joint owner, who owns all the rights and privileges of this Contract.

Purchase payments - the gross amount contributed to the Contract.

Qualified Plans - retirement  plans which receive  favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code (the "Code").

Separate Account B - an account established by us under Iowa law to receive purchase payments under the Contract and other contracts issued by us. It has divisions which invest in shares of an account of a mutual fund. Divisions can be added, eliminated or combined in the future.

Separate Account Division - a part of the Separate Account which invests in shares of an account of a mutual fund.

Separate Account accumulated value - the amount of your accumulated value in all divisions of the Separate Account.

Surrender charge - the charge deducted upon any partial or total surrender of the Contract before the annuity payment date.

Surrender value - accumulated value less any applicable surrender charge, annual fee, transaction fee and any premium or other taxes.

Unit - the accounting measure used to calculate the value of the Separate Account prior to annuity payment date.

Unit value - a measure used to determine the value of an investment in a division.

Valuation date - each day the New York Stock Exchange ("NYSE") is open.

Valuation period - the period of time from one determination of the value of a unit of a Separate Account Division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. (3:00 p.m. C.T.) on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.

You, Your - the owner of this Contract, including any joint owner.

SUMMARY OF EXPENSE INFORMATION

The purpose of these tables is to assist you in understanding the various costs and expenses of the Contract. This information includes expenses of the Contract as well as the Accounts but does not include any premium taxes that may apply. For a more complete description of the Contract expenses see CHARGES AND DEDUCTIONS.

Contract owner transaction expenses:
       o   There is no sales charge imposed on purchase payments.
       o   Surrender charge (as a percentage of amounts surrendered):

             Number of completed                 Surrender charge applied
            contract years since                 to all purchase payments
        each purchase payment was made        received in that contract year
        ------------------------------        ------------------------------
           0 (year of purchase payment)                      6%
           1                                                 6%
           2                                                 6%
           3                                                 5%
           4                                                 4%
           5                                                 3%
           6                                                 2%
           7 and later                                       0%

     o Transaction fee - a $30 fee is charged on each unscheduled partial surrender after the 12th unscheduled partial surrender in a Contract year.
     o Transfer fee - a $30 fee is charged on each unscheduled transfer after the 12th unscheduled transfer in a Contract year.
     o Annual Contract fee - the lesser of $30 or 2% of the accumulated value.

Separate Account annual expenses (as a percentage of average account value)
          mortality and expense risks  charge      1.25%
          other  Separate   Account expenses          0
                                                   -----
          total Separate Account annual expenses   1.25%

Annual expenses of the Mutual Funds (as a percentage of average net assets) as of December 31, 1999:

                                                             Management               Other             Total Account
                 Account                                        Fees                Expenses           Annual Expenses

         Principal Variable Contracts Fund, Inc.
           Aggressive Growth                                   0.75%                  0.02%                 0.77%
           Asset Allocation                                    0.80                   0.05                  0.85
           Balanced                                            0.57                   0.01                  0.58
           Bond                                                0.49                   0.01                  0.50
           Capital Value                                       0.43                   0.00                  0.43
           Government Securities                               0.49                   0.01                  0.50
           Growth                                              0.45                   0.00                  0.45
           International                                       0.73                   0.05                  0.78
           International SmallCap                              1.20                   0.12                  1.32
           MicroCap*                                           1.00                   0.28                  1.28
           MidCap                                              0.61                   0.00                  0.61
           MidCap Growth*                                      0.90                   0.19                  1.09
           Money Market                                        0.50                   0.02                  0.52
           Real Estate                                         0.90                   0.09                  0.99
           SmallCap                                            0.85                   0.06                  0.91
           SmallCap Growth*                                    1.00                   0.07                  1.07
           SmallCap Value*                                     1.10                   0.34                  1.44
           Stock Index 500*
           Utilities                                           0.60                   0.04                  0.64
         AIM V.I. Growth Fund
         AIM V.I. Growth and Income Fund
         AIM V.I. Value Fund
         Fidelity Variable Insurance Products Fund II
           Fidelity VIP II Contrafund Portfolio-Service Class                                                   **
         Fidelity Variable Insurance Products Fund
           Fidelity VIP Growth Portfolio-Service Class                                                          **

         * Manager has agreed to reimburse expenses, if necessary, so that total Account operating expenses for 2000 will be no more than:

               MicroCap              1.06%        SmallCap Growth       1.06%
               MidCap Growth         0.96%        SmallCap Value        1.16%
                                                  Stock Index 500       0.40%

         ** The Company and Princor Financial Services Corporation may receive a portion of the fund expenses for recordkeeping, marketing and distribution services.

Example:

The purpose of the following examples is to assist you in understanding the various costs and expenses that you, as a Contract owner bears directly or indirectly. They reflect expenses of the Separate Account as well as the expenses of the Mutual Fund in which the Separate Account invests. In certain circumstances, state premium taxes also apply.

The examples should not be considered representations of past or future expenses. Actual expenses may be more or less than those shown.

If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and similar expenses were the same as Mutual Fund expenses for the prior fiscal year*.

        Separate Account Division       1 Year   3 Years   5 Years   10 Years

         Aggressive Growth
         Asset Allocation
         Balanced
         Bond
         Capital Value
         Government Securities
         Growth
         International
         International SmallCap
         MicroCap*
         MidCap
         MidCap Growth*
         Money Market
         Real Estate
         SmallCap
         SmallCap Growth*
         SmallCap Value*
         Stock Index 500*
         Utilities
         AIM V.I. Growth
         AIM V.I. Growth and Income
         AIM V.I. Value
         Fidelity VIP II Contrafund
         Fidelity VIP Growth

         *   After expense reimbursement


If you elect to receive payments under an annuity payment option (referred to in the Contract as "Benefit Option") at the end of the applicable time period or do not surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and that Mutual Fund expenses were the same as in the prior fiscal year*.

        Separate Account Division       1 Year   3 Years   5 Years   10 Years

         Aggressive Growth
         Asset Allocation
         Balanced
         Bond
         Capital Value
         Government Securities
         Growth
         International
         International SmallCap
         MicroCap*
         MidCap
         MidCap Growth*
         Money Market
         Real Estate
         SmallCap
         SmallCap Growth*
         SmallCap Value*
         Stock Index 500*
         Utilities
         AIM V.I. Growth
         AIM V.I. Growth and Income
         AIM V.I. Value
         Fidelity VIP II Contrafund
         Fidelity VIP Growth

         *   After expense reimbursement


SUMMARY

This prospectus describes a flexible variable annuity offered by the Company. The Contract is designed to provide individuals with retirement benefits, including (1) Individual Retirement Annuity plans ("IRA Plans"), Simplified Employee Pension plans ("SEPs") and Savings Incentive Match Plan for Employees ("SIMPLE") IRAs adopted according to Section 408 of the Internal Revenue Code (the "Code") and (2) non-qualified retirement programs.

This is a brief summary of the Contract's features. More detailed information follows later in this prospectus.

Investment Limitations
o Initial purchase payment must be $2,500 or more for non-qualified retirement programs.
o   Initial purchase payment must be $1,000 for all other contracts.
o   Each subsequent payment must be at least $100.
o If you are a member of a retirement plan covering three or more persons and payments are made through an automatic investment program, then the initial and subsequent purchase payments for the Contract must average at least $100 and not be less than $50.

If purchase payments are not paid during two consecutive calendar years and the accumulated value or total purchase payments less partial surrenders and applicable surrender charges is less than $2,000, then we reserve the right to terminate a Contract and distribute the accumulated value, less any applicable charges.

Separate Account Investment Options (see THE UNDERLYING MUTUAL FUNDS): Division invests in:
                                       Principal Variable Contracts Fund, Inc.
     Aggressive Growth                    Aggressive Growth Account
     Asset Allocation                     Asset Allocation Account
     Balanced                             Balanced Account
     Bond                                 Bond Account
     Capital Value                        Capital Value Account
     Government Securities                Government Securities Account
     Growth                               Growth Account
     International                        International Account
     International SmallCap               International SmallCap Account
     MicroCap                             MicroCap Account
     MidCap                               MidCap Account
     MidCap Growth                        MidCap Growth Account
     Money Market                         Money Market Account
     Real Estate                          Real Estate Account
     SmallCap                             SmallCap Account
     SmallCap Growth                      SmallCap Growth Account
     SmallCap Value                       SmallCap Value Account
     Stock Index 500                      Stock Index 500 Account
     Utilities                            Utilities Account
     AIM V.I. Growth                   AIM V.I. Growth Fund
     AIM V.I. Growth and Income        AIM V.I. Growth and Income Fund
     AIM V.I. Value                    AIM V.I. Value Fund
                                       Fidelity Variable Insurance Products
                                       Fund II
     Fidelity VIP II Contrafund           Fidelity VIP II Contrafund Portfolio
                                          Service Class
                                       Fidelity Variable Insurance Products Fund
     Fidelity VIP Growth                  Fidelity VIP Growth Portfolio Service
                                          Class

You may allocate your net premium payments to divisions of the Separate Account, the DCA Plus Accounts and/or the Fixed Account. Not all Separate Account divisions or the DCA Plus Accounts are available in all states. A current list of divisions available in your state may be obtained from a sales representative or our annuity service office.

Each Separate Account division invests in shares of an underlying Mutual Fund. More detailed information about the underlying Mutual Funds may be found in the current prospectus for each underlying Mutual Fund.

The underlying Mutual Funds are NOT available to the general public directly. The underlying Mutual Funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies. Some of the underlying Mutual Funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying Mutual Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying Mutual Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying Mutual Fund may differ substantially.

Transfers (See SEPARATE ACCOUNT DIVISION TRANSFERS and FIXED ACCOUNT TRANSFERS, TOTAL AND PARTIAL SURRENDERS for additional restrictions.) This section does not apply to transfers under the DCA Plus Program (see SCHEDULED DCA PLUS TRANSFERS and UNSCHEDULED DCA PLUS TRANSFERS). During the accumulation period:
o    a dollar amount or percentage of transfer must be specified;
o a transfer may occur on a scheduled or unscheduled basis (a $30 fee is imposed on each unscheduled transfer after the 12th unscheduled transfer in a Contract year); and
o transfers into DCA Plus Accounts are not permitted. During the annuity payment period, transfers are not permitted (no transfers once payments have begun).

Surrenders (see SURRENDERS and FIXED ACCOUNT TRANSFERS, TOTAL AND PARTIAL SURRENDERS and DCA PLUS SURRENDERS) During the accumulation period:
o    a dollar amount must be specified;
o    surrendered amounts may be subject to surrender charge;
o    total surrenders may be subject to an annual fee;
o during a Contract year, partial surrenders less than the Contract's earnings or 10% of purchase payments are not subject to a surrender charge; and
o withdrawals before age 59 1/2 may involve an income tax penalty (see FEDERAL TAX MATTERS).

Charges and Deductions
o    No sales charge on purchase payments.
o A contingent deferred surrender charge is imposed on certain total or partial surrenders.
o A mortality and expense risks daily charge equal to 1.25% per year applies to amounts in the Separate Account.
o Daily Separate Account administration charge is currently zero but we reserve the right to assess a charge not to exceed 0.15% annually.
o Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or 2% of the accumulated value. Currently we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one Contract, then all the Contracts you own or jointly own are aggregated, on each Contract's anniversary, to determine if the $30,000 minimum has been met.
o Certain states and local governments impose a premium tax. The Company reserves the right to deduct the amount of the tax from purchase payments or accumulated values.

Annuity Payments
o You may choose from several fixed annuity payment options which start on your selected annuity payment date.
o Payments are made to the owner (or beneficiary depending on the annuity payment option selected). You should carefully consider the tax implications of each annuity payment option (see ANNUITY PAYMENT OPTIONS and FEDERAL TAX MATTERS).
o    Your Contract refers to annuity payments as "retirement benefit" payments.

Death Benefit
o If the annuitant or owner dies before the annuity payment date, then a death benefit is payable to the beneficiary of the Contract.
o The death benefit may be paid as either a single sum cash benefit or under an annuity payment option (see DEATH BENEFIT).
o If the annuitant dies on or after the annuity payment date, then the beneficiary will receive only any continuing payments which may be provided by the annuity payment option in effect.

Examination Provision (Free-Look)
o You may return the Contract during the examination period which is generally 10 days from the date you receive the Contract. The examination period may be longer in certain states.
o We return all purchase payments if required by state law. Otherwise we return accumulated value.

CONDENSED FINANCIAL INFORMATION

Financial statements are included in the Statement of Additional Information. Following are unit values for the Contract for the periods ended December 31.

                                                                                                      Number of
                                                    Accumulation Unit Value                      Accumulation Units
                                                    -----------------------                          Outstanding
                                    Beginning             End of       Percentage of Change         End of Period
                                    of Period             Period         from Prior Period         (in thousands)
                                    ---------             ------       --------------------      -------------------
Aggressive Growth Division
   Year Ended December 31
     1999                             27.815              38.363              37.92%
     1998                             23.689              27.815              17.42                    7,486
     1997                             18.340              23.689              29.17                    6,077
     1996                             14.503              18.340              26.46                    3,971
     1995                             10.184              14.503              42.41                    1,324
   Period Ended December 31, 1994(1)  10.075              10.184               1.08                      362

Asset Allocation Division
   Year Ended December 31
     1999                             16.690              19.696              18.01
     1998                             15.478              16.690               7.83                    3,762
     1997                             13.260              15.478              16.73                    3,134
     1996                             11.891              13.260              11.51                    2,264
     1995                              9.978              11.891              19.17                      912
   Period Ended December 31, 1994(1)  10.075               9.978              -0.96                      303

Balanced Division
   Year Ended December 31
     1999                             17.647              17.846               1.13
     1998                             15.966              17.647              10.53                    8,903
     1997                             13.708              15.966              16.47                    6,717
     1996                             12.270              13.708              11.72                    4,661
     1995                              9.972              12.270              23.04                    1,373
   Period Ended December 31, 1994(1)  10.266               9.972              -2.86                      370

Bond Division
   Year Ended December 31
     1999                             14.260              13.718              -3.80
     1998                             13.408              14.260               6.35                    7,499
     1997                             12.275              13.408               9.23                    5,017
     1996                             12.143              12.275               1.09                    3,872
     1995                             10.064              12.143              20.66                    1,401
   Period Ended December 31, 1994(1)  10.050              10.064               0.14                      301

Capital Value Division
   Year Ended December 31
     1999                             23.156              21.888              -5.48
     1998                             20.642              23.156              12.18                   11,720
     1997                             16.261              20.642              26.94                    9,320
     1996                             13.333              16.261              21.96                    6,267
     1995                             10.234              13.333              30.28                    2,232
   Period Ended December 31, 1994(1)  10.328              10.234              -0.91                      699

Government Securities Division
   Year Ended December 31
     1999                             13.954              13.741              -1.53
     1998                             13.049              13.954               6.94                    8,554
     1997                             11.969              13.049               9.02                    5,946
     1996                             11.728              11.969               2.06                    5,443
     1995                              9.973              11.728              17.60                    2,023
   Period Ended December 31, 1994(1)  10.133               9.973              -1.93                      572

Growth Division
   Year Ended December 31
     1999                             21.657              24.904              14.99
     1998                             18.070              21.657              19.85                    9,863
     1997                             14.411              18.070              25.39                    7,898
     1996                             12.970              14.411              11.11                    6,089
     1995                             10.454              12.970              24.07                    2,619
   Period Ended December 31, 1994(1)  10.336              10.454               1.14                      764

International Division
   Year Ended December 31
     1999                             16.071              19.987              24.37%
     1998                             14.795              16.071               8.62                    7,866
     1997                             13.347              14.795              10.85                    7,316
     1996                             10.804              13.347              23.54                    4,797
     1995                              9.582              10.804              12.75                    2,146
   Period Ended December 31, 1994(1)   9.624               9.582              -0.43                      936

International SmallCap Division
   Year Ended December 31
     1999                              8.978              17.184              91.40
   Period Ended December 31, 1998(2)  10.000               8.978             -10.22                      419

MicroCap Division
   Year Ended December 31
     1999                              8.106               7.920              -2.30
   Period Ended December 31, 1998(2)  10.000               8.106             -18.94                      141

MidCap Division
   Year Ended December 31
     1999                             19.125              21.351              11.64
     1998                             18.676              19.125               2.40                   10,738
     1997                             15.405              18.676              21.23                    9,820
     1996                             12.880              15.405              19.60                    7,285
     1995                             10.108              12.880              27.42                    3,059
   Period Ended December 31, 1994(1)  10.157              10.108              -0.48                      973

MidCap Growth Division
   Year Ended December 31
     1999                              9.607              10.522               9.52
   Period Ended December 31, 1998(2)  10.000               9.607              -3.93                      352

Money Market Division
   Year Ended December 31
     1999                             11.913              12.332               3.52
     1998                             11.463              11.913               3.93                    4,905
     1997                             11.027              11.463               3.95                    2,752
     1996                             10.628              11.027               3.75                    2,929
     1995                             10.194              10.628               4.26                    1,370
   Period Ended December 31, 1994(1)  10.027              10.194               1.67                      702

Real Estate Division
   Year Ended December 31
     1999                              9.275               8.750              -5.66
   Period Ended December 31, 1998(2)  10.000               9.275              -7.25                      195

SmallCap Division
   Year Ended December 31
     1999                              7.928              11.242              41.80
   Period Ended December 31, 1998(2)  10.000               7.928             -20.72                      459

SmallCap Growth Division
   Year Ended December 31
     1999                             10.179              19.672              93.26
   Period Ended December 31, 1998(2)  10.000              10.179               1.79                      314

SmallCap Value Division
   Year Ended December 31
     1999                              8.440              10.123              19.94
   Period Ended December 31, 1998(2)  10.000               8.440             -15.60                      306

Stock Index 500 Division
   Period Ended December 31, 1999(3)  10.000              10.956               9.56

Utilities Division
   Year Ended December 31
     1999                             11.464              11.581               1.02
   Period Ended December 31, 1998(2)  10.000              11.464              14.64                      639

AIM V.I. Growth Division
   Period Ended December 31, 1999(3)

AIM V.I. Growth and Income Division
   Period Ended December 31, 1999(3)

AIM V.I. Value Division
   Period Ended December 31, 1999(3)

Fidelity VIP II Contrafund Division
   Period Ended December 31, 1999(3)

Fidelity VIP Growth Division
   Period Ended December 31, 1999(3)

(1)  Commenced operations on June 16, 1994.
(2)  Commenced operations on May 1, 1998.
(3)  Commenced operations on April 30, 1999.


THE PRINCIPAL FLEXIBLE VARIABLE ANNUITY

The Principal Flexible Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the Separate Account divisions) rather than the insurance company. The Separate Account value under a variable annuity is not guaranteed and varies with the investment performance of the underlying Mutual Funds.

Based on your investment objectives, you direct the allocation of purchase payments and accumulated values. There can be no assurance that your investment objectives will be achieved.

THE COMPANY

The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306. It is authorized to transact life and annuity business in all of the United States and the District of Columbia. The Company is a wholly owned subsidiary of Principal Financial Services, Inc.

In 1879, the Company was incorporated under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place in 1998.

THE SEPARATE ACCOUNT

Separate Account B was established under Iowa law on January 12, 1970. It was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.

The income, gains, and losses, whether or not realized, of the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Obligations arising from the Contract, including the promise to make annuity payments, are general corporate obligations of the Company. However, the Contract provides that the portion of the Separate Account's assets equal to the reserves and other liabilities under the Contract are not charged with any liabilities arising out of any other business of the Company.

The assets of each Separate Account division invest in a corresponding Mutual Fund. New Separate Account divisions may be added and made available. Divisions may also be eliminated from the Separate Account.

THE UNDERLYING MUTUAL FUNDS

The Principal Variable Contracts Fund, Inc., AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. Value Fund, Fidelity Variable Insurance Product Fund, and Fidelity Variable Insurance Product Fund II are Mutual Funds registered under the Investment Company Act of 1940 as diversified open-end investment management companies. The Mutual Funds provide the investment vehicles for the Separate Account. A full description of the Mutual Funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information ("SAI"). Additional copies of these documents are available from a sales representative or our annuity service office.

Principal Management Corporation (the "Manager") serves as the manager for the Principal Variable Contracts Fund. The Manager is a subsidiary of Princor
Financial Services Corporation. It has managed mutual funds since 1969. As of December 31, 1999, the funds it managed had assets of approximately $6.4 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.

Some of the Principal Variable Contracts Fund's Accounts are used to fund the Company's variable life insurance contracts. The Board of Directors (the "Board") monitors events in order to identify any material irreconcilable conflicts between the interests of the variable annuity contract owners and variable life insurance policyowners. The Board determines any responsive action which may need to be taken. If it becomes necessary for any Separate Account to replace shares of any division with an alternate investment, then the division may have to liquidate securities on a disadvantageous basis.

American Century Investment Management, Inc. ("the Advisor") serves as the investment advisor for AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, and AIM V.I. Value Fund. The Advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111. The Advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The Advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

Fidelity Investments Institutional Services, Inc. is the manager for the Fidelity Insurance Products Fund and Fidelity Insurance Products Fund II. As of December 31, 1999, Fidelity had approximately $863 billion in discretionary assets under management. The manager is located at 82 Devonshire Street, Boston, Massachusetts 02109. As the manager, Fidelity is responsible for choosing the account investments and handling their business affairs.

The Company purchases and sells Mutual Fund shares for the Separate Account at their net asset value without any sales or redemption charge. Shares represent interests in the Mutual Fund available for investment by the Separate Account. Each Mutual Fund corresponds to one of the divisions of the Separate Account. The assets of each division are separate from the others. A division's performance has no effect on the investment performance of any other division.

The following is a brief summary of the investment objectives of each division:

Division                 Division Invests In           Investment Advisor*                Investment Objective
--------                 -------------------           ------------------                 --------------------
Aggressive Growth        Principal Variable Contracts  Morgan Stanley Asset               to provide long-term capital appreciation
                         Fund, Inc.                    Management through a               by investing  primarily in growth-oriented
                         Aggressive Growth             sub-advisory agreement             common stocks of medium and large
                         Account                                                          capitalization U.S. corporations and, to a
                                                                                          limited extent, foreign corporations.

Asset Allocation         Principal Variable Contracts  Morgan Stanley Asset               to generate a total investment return
                         Fund, Inc.                    Management through a               consistent with the preservation of
                         Asset Allocation              sub-advisory agreement             capital. The Account intends to pursue a
                         Account                                                          flexible investment policy in seeking to
                                                                                          achieve this investment objective.

Balanced                 Principal Variable Contracts  Invista Capital Management, LLC    to generate a total return consisting of
                         Fund, Inc.                    through a sub-advisory agreement   current income and capital appreciation
                         Balanced Account                                                 while assuming reasonable risks in
                                                                                          furtherance of this objective.

Bond                     Principal Variable Contracts  Principal Management Corporation   to provide as high a level of income as is
                         Fund, Inc.                                                       consistent with preservation of capital
                         Bond Account                                                     and prudent investment risk.

Capital Value            Principal Variable Contracts  Invista Capital Management, LLC    to provide long-term capital appreciation
                         Fund, Inc.                    through a sub-advisory agreement   and secondarily is growth of investment
                         Capital Value Account                                            income. The Account seeks to achieve its
                                                                                          investment objectives through the purchase
                                                                                          primarily of common stocks, but the
                                                                                          Account may invest in other securities.

Government Securities    Principal Variable Contracts  Invista Capital Management, LLC    to seek a high level of current income,
                         Fund, Inc.                    through a sub-advisory agreement   liquidity and safety of principal. The
                         Government Securities Account                                    Account seeks to achieve its objective
                                                                                          through the purchase of obligations
                                                                                          issued or guaranteed by the United States
                                                                                          Government or its agencies, with emphasis
                                                                                          on Government National Mortgage
                                                                                          Association Certificates ("GNMA
                                                                                          Certificates"). Account shares are not
                                                                                          guaranteed by the United States
                                                                                          Government.

Growth                   Principal Variable Contracts  Invista Capital Management, LLC    to seek growth of capital. The Account
                         Fund, Inc.                    through a sub-advisory agreement   seeks to achieve its objective through the
                         Growth Account                                                   purchase primarily of common stocks, but
                                                                                          the Account may invest in other
                                                                                          securities.

International            Principal Variable Contracts  Invista Capital Management, LLC    to seek long-term growth of capital by
                         Fund, Inc.                    through a sub-advisory agreement   investing in a portfolio of equity
                         International Account                                            securities domiciled in any of the nations
                                                                                          of the world.

International SmallCap   Principal Variable Contracts  Invista Capital Management, LLC    seeks long-term growth of capital. The
                         Fund, Inc.                    through a sub-advisory agreement   Account will attempt to achieve its
                         International SmallCap                                           objective  by  investing  primarily  in
                         Account                                                          equity securities of non-United  States
                                                                                          companies with comparatively smaller
                                                                                          market capitalizations.

MicroCap                 Principal Variable Contracts  Goldman Sachs Asset Management     seeks long-term growth of capital. The
                         Fund, Inc.                    through a sub-advisory agreement   Account will attempt to achieve its
                         MicroCap Account                                                 objective by investing primarily in value
                                                                                          and growth oriented companies with
                                                                                          small market capitalizations, generally
                                                                                          less than $700 million.

MidCap                   Principal Variable Contracts  Invista Capital Management, LLC    to achieve capital appreciation by
                         Fund, Inc.                    through a sub-advisory agreement   investing primarily in securities of
                         MidCap Account                                                   emerging and other growth-oriented
                                                                                          companies.

MidCap Growth            Principal Variable Contracts  Dreyfus Corporation through        seeks long-term growth of capital. The
                         Fund, Inc.                    a sub-advisory agreement           Account will attempt to achieve its
                         MidCap Growth Account                                            objective by investing primarily in growth
                                                                                          stocks of companies with market
                                                                                          capitalizations in the $1 billion to $10
                                                                                          billion range.

Money Market             Principal Variable Contracts  Principal Management Corporation   to seek as high a level of current income
                         Fund, Inc.                                                       available from short-term securities as is
                         Money Market Account                                             considered consistent with preservation of
                                                                                          principal and maintenance of liquidity by
                                                                                          investing all of its assets in a portfolio
                                                                                          of money market instruments.

Real Estate              Principal Variable Contracts  Principal Management Corporation   seeks to generate a high total return. The
                         Fund, Inc.                                                       Account will attempt to achieve its
                         Real Estate Account                                              objective by investing primarily in equity
                                                                                          securities of companies principally
                                                                                          engaged in the real estate industry.

SmallCap                 Principal Variable Contracts  Invista Capital Management, LLC    seeks long-term growth of capital. The
                         Fund, Inc.                    through a sub-advisory agreement   Account will attempt to achieve its
                         SmallCap Account                                                 objective by investing primarily in equity
                                                                                          securities of both growth and value
                                                                                          oriented companies with comparatively
                                                                                          smaller market capitalizations.

SmallCap Growth          Principal Variable Contracts  Berger LLC through                 seeks long-term growth of capital. The
                         Fund, Inc.                    a sub-advisory agreement           Account will attempt to achieve its
                         SmallCap Growth Account                                          objective by investing primarily in equity
                                                                                          securities of small growth companies with
                                                                                          market capitalization of less than $1
                                                                                          billion.

SmallCap Value           Principal Variable Contracts  J.P. Morgan Investment             seeks long-term growth of capital. The
                         Fund, Inc.                    Management Inc. through a          Account will attempt to achieve its
                         SmallCap Value Account        sub-advisory agreement             objective by investing primarily in equity
                                                                                          securities of small companies with value
                                                                                          characteristics and market capitalizations
                                                                                          of less than $1 billion.

Stock Index 500          Principal Variable Contracts  Invista Capital Management, LLC    The Account attempts to mirror the
                         Fund, Inc.                    through a sub-advisory agreement   investment results of the Standard &
                         Stock Index 500 Account                                          Poor's 500 Stock Index.

Utilities                Principal Variable Contracts  Invista Capital Management, LLC    seeks to provide current income and long-
                         Fund, Inc.                    through a sub-advisory agreement   term growth of income and capital. The
                         Utilities Account                                                Account will attempt to achieve its
                                                                                          objective by investing primarily in equity
                                                                                          and fixed-income securities of companies
                                                                                          in the public utilities industry.

AIM V.I. Growth          AIM V.I. Growth Fund          AIM Advisors, Inc.                 seeks growth of capital primarily by
                                                                                          investing in seasoned and better
                                                                                          capitalized companies considered to have
                                                                                          strong earnings momentum.

AIM V.I. Growth          AIM V.I. Growth               AIM Advisors, Inc.                 seeks growth of capital with a secondary
   and Income            and Income Fund                                                  objective of current income.

AIM V.I. Value           AIM V.I. Value Fund           AIM Advisors, Inc.                 seeks long-term growth of capital by
                                                                                          investing primarily in equity securities
                                                                                          judged by the fund's investment advisor to
                                                                                          be undervalued relative to the investment
                                                                                          advisor's appraisal of the current or
                                                                                          projected earnings of the companies
                                                                                          issuing the securities, or relative to
                                                                                          current market values of assets owned by
                                                                                          the companies issuing the securities or
                                                                                          relative to the equity market generally.
                                                                                          Income is a secondary objective.

Fidelity VIP II          Fidelity Variable Insurance   Fidelity Management                seeks long-term capital appreciation.
  Contrafund             Products Fund II              and Research Company
                         Fidelity VIP II
                         Contrafund Portfolio
                         Service Class

Fidelity VIP Growth      Fidelity Variable Insurance   Fidelity Management                seeks to maximize total return by
                         Products Fund                 and Research Company               allocating its assets among stocks, bonds,
                         Fidelity VIP Growth                                              short-term instruments, and other
                         Portfolio Service Class                                          investments.

* An Investment Advisor agrees to provide investment advisory services for a specific underlying Mutual Fund or underlying Mutual Fund Account. For these services, each Investment Advisor is paid a fee.

SURPLUS DISTRIBUTIONS

Divisible surplus distributions are not anticipated because the Contracts are not expected to result in a contribution to the divisible surplus of the Company. However, if any divisible surplus distribution is made, then it will be made to the owners in the form of cash.

THE CONTRACT

The following descriptions are based on provisions of the Contract offered by this prospectus. You should refer to the actual Contract and the terms and limitations of any qualified plan which is to be funded by the Contract. Qualified plans are subject to several requirements and limitations which may affect the terms of any particular Contract or the advisability of taking certain action permitted by the Contract.

To Buy a Contract
If you want to buy a Contract, you must submit an application and make an initial purchase payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial purchase payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable, the Contract is issued subject to underwriting. If the completed application is received in proper order, the initial purchase payment is credited within two valuation days after the later of receipt of the application or receipt of the initial purchase payment at the annuity service office. If the initial purchase payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the purchase payment until we receive the information necessary to issue the Contract.

The date the Contract is issued is the Contract date. The Contract date is the date used to determine Contract years, regardless of when the Contract is delivered. The crediting of investment experience in the Separate Account, or a fixed rate of return in the DCA Plus Account(s) and the Fixed Account, begins following the expiration of the examination period (even if that date is delayed due to underwriting or administrative requirements.)

Purchase Payments
o The initial purchase payment must be at least $2,500 for non-qualified retirement programs.
o    All other initial purchase payments must be at least $1,000.
o Subsequent payments must be at least $100 and can be made until the annuity payment date and while the annuitant is living.
o If you are a member of a retirement plan covering three or more persons, then the initial and subsequent purchase payments for the Contract must average at least $100 and cannot be less than $50.
o The total of all purchase payments may not be greater than $2,000,000 without our prior approval.
o In New Jersey after the first Contract year, purchase payments cannot exceed $100,000 per Contract year.

The Company reserves the right to:
o increase the minimum amount for each purchase payment to not more than $1,000; and
o terminate* a Contract and send you the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total purchase payments less partial surrenders and applicable surrender charges and transfer fees) is less than $2,000.
     * The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.

Right to Examine the Contract (Free-Look)
Under state law, you have the right to return the Contract for any reason during the examination period. The examination period is 10 days after the Contract is delivered to you in all states, unless your Contract is issued in:
     a. California and you are age 60 and over (30 day examination  period);
     b. Colorado (15 day examination  period);  or
     c. Idaho or North Dakota (20 day examination period).

Some states require us to return the initial purchase payment. If your Contract is issued in one of those states, your initial purchase payments are allocated to the Money Market Division for 15 days (20 days for Contracts issued in Idaho) after the Contract date. After the 15-day period (20 days in Idaho), the then current value of the Money Market Division is reallocated according to your allocation instructions. The states in which purchase payments are returned are:
         Colorado                 Kentucky                North Carolina
         Connecticut*             Louisiana               Oklahoma
         Georgia                  Maryland                Rhode Island
         Hawaii                   Michigan                South Carolina
         Idaho                    Missouri                Utah
         Indiana                  Nebraska                Washington

     * Purchase payments are refunded if the Contract is prior to its delivery, otherwise the accumulated value is refunded.

If your Contract is issued in a state not listed above and if you return the Contract during the examination period, you will receive the accumulated value.

If you are purchasing this Contract in a qualified plan, then your initial purchase payment(s) is allocated to the Money Market Division. If the Contract is issued in a state requiring the return of the purchase payment(s), the purchase payment(s) remains in the Money Market Division until the examination period expires (or at least 7 days if the examination period is shorter). In all other states the purchase payment(s) remain in the Money Market Division for 7 days. Following the required holding period, the purchase payment(s) is allocated according to your instructions.

To return a Contract you must send it and a written request to the annuity service office or to the sales representative who sold it to you before the close of business on the last day of the examination period. If you send the request (properly addressed and postage prepaid) to the annuity service office, the date of the postmark is used to determine if the examination period has expired.

Replacement Contracts
If the purchase of this Contract is a replacement for another annuity contract or a life insurance policy, different examination periods may apply. The Company reserves the right to keep the initial purchase payment in the Money Market Division longer than 15 days to correspond to the examination periods of a particular state's replacement requirements.

     Exchange Credit
     If you own a Single Premium Deferred Annuity ("SPDA") or a Single Premium Deferred Annuity Plus ("SPDA+") issued by us and are within at least 8 months of the 8th Contract year, then you may transfer the accumulated value, without charge, to the Contract described in this prospectus. Additionally, we will add 1% of the current SPDA/SPDA+ surrender value to the purchase payment. We reserve the right to change or terminate this program. Any changes or termination will follow at least 1 year notice.

     Both  SPDA  and  SPDA+  are  annuities   which  provide  a  fixed  rate  of
     accumulation. This Contract varies with the investment experience and objectives of the various Separate Account divisions. Thus, the value of your Contract may increase or decrease with the investment holdings of the Separate Account divisions.

    When making an exchange decision, the owner should carefully review the SPDA or SPDA+ Contract and this prospectus because the charges and provisions of the contracts differ. An existing SPDA or SPDA+ contract may be currently eligible for waiver of surrender charge due to critical need, while similar riders may not be available under this Contract.

    To complete a transfer to this Contract, send
    1) a Contract application,
    2) a SPDA/SPDA+ surrender form,
    3) a replacement form (based on state written), and
    4) an Annuity Exchange Request and Release Form.
    The exchange is effective when we receive the completed forms and accept the application. The transaction is valued at the end of the valuation period in which we receive the necessary documents.

    (This "exchange credit" is not available in New York and may not be available in other states as well. Specific information is available from your registered representative or the annuity service office (1-800-852-4450)).

    The Exchange Credit is allocated among the Separate Account Divisions, the DCA Plus Account(s) or the Fixed Account in the same ratio as the allocation of the purchase payment. The credit is treated as additional income for income tax purposes. The 1% credit is subject to a vesting period. Therefore, the 1% credit is not credited to your Contract until the examination period has expired. If you exercise your right to return the Contract during the examination period, then the amount returned is the original amount invested (see RIGHT TO EXAMINE THE CONTRACT).

The Accumulation Period
     The Value of Your Contract
     The value of your Contract is the total of the Separate Account value plus the DCA Plus Account(s) value plus the Fixed Account value. The DCA Plus Accounts and Fixed Account are described in the section titled FIXED ACCOUNT AND DCA PLUS ACCOUNTS.

     There is no guaranteed minimum Separate Account value. Its value reflects the investment experience of the divisions of the Separate Account that you choose. It also reflects your purchase payments, partial surrenders, surrender charges and the Contract expenses deducted from the Separate Account.

     The Separate Account value changes from day to day. To the extent the accumulated value is allocated to the Separate Account, you bear the investment risk. At the end of any valuation period, your Contract's value in a division is:
     o    the number of units you have in a division multiplied by
     o    the value of a unit in the division.

     The number of units is the total of units purchased by allocations to the division from:
     o    your initial purchase payment;
     o    subsequent investments; and
     o    transfers  from  another  division,  a DCA Plus  Account  or the Fixed
          Account.
     minus units sold:
     o    for partial surrenders from the division;
     o    as part of a transfer to another division or the Fixed Account; and
     o    to pay contract charges and fees.

Unit values are calculated each valuation date at the close of normal trading of the New York Stock Exchange (generally 3:00 p.m. Central Time). To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division's net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

The net investment factor measures the performance of each division. The net investment factor for a valuation period is calculated as follows:

        [{share price (net asset value) of the underlying Mutual Fund at the end of the valuation period
                                      plus
        per share amount of any dividend* (or other distribution) made by the
          Mutual Fund during the valuation period}
                                   divided by
        share price (net asset value) of the underlying Mutual Fund at the end of the previous valuation period]
                                      minus
        {any total Separate Account annual expenses}

        * When an investment owned by a Mutual Fund pays a dividend, the dividend increases the net asset value of a share of the Mutual Fund as of the date the dividend is recorded. As the net asset value of a share of a Mutual Fund increases, the unit value of the corresponding Separate Account division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.

The Separate Account charges are calculated by dividing the annual amount of the charge by 365 and multiplying by the number of days in the valuation period.

The Separate Account charges and any taxes (currently none) are accrued daily and are transferred from the Separate Account at the Company's discretion.

     Purchase Payments
     o On your application, you direct your purchase payments to be allocated to the Investment Options.
     o    Allocations may be in percentages.
     o    Percentages must be in whole numbers and total 100%.
     o    Subsequent   purchase   payments  are  allocated   according  to  your
          instructions.
     o    Changes to the allocation instructions may be made without charge.
          o A change is effective on the next valuation period after we receive your new instructions.
          o    You can change the allocations by:
               1)   mailing your instructions to us;
               2)   calling  us  at  1-800-852-4450  (if  telephone   privileges
                    apply); or
               3)   faxing your instructions to us at 1-515-248-9800.
     o Changes to purchase payment allocations do not transfer any existing Investment Option accumulated values.
     o Purchase payments are credited on the basis of unit value next determined after we receive a purchase payment.

     Separate Account Division Transfers
     o You may request an unscheduled transfer or set up a scheduled transfer by sending us a written request, calling us at 1-800-852-4450 if telephone services apply or sending us a fax (1-515-248-9800).
     o You must specify the dollar amount or percentage to transfer from each division.
     o The minimum amount is $100 or if the division's value is less than $100, then 100% of the division from which the transfer is being made.
     o In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Contracts for which he or she is not the owner.
     You may not make a transfer to the Fixed Account if:
     o a transfer has been made from the Fixed Account to a division within six months; or
     o following the transfer, the Fixed Account value would be greater than $1,000,000 (without our prior approval).

     Unscheduled Transfers
     o You may make unscheduled Separate Account division transfers from a division to another division or to the Fixed Account.
     o    Transfers are not permitted into DCA Plus Accounts.
     o The transfer is made, and values determined, as of the end of the valuation period in which we receive your request.
     o A $30 fee is imposed on each unscheduled transfer after the 12th unscheduled transfer in a Contract year (for fee purposes all transfers based on a single instruction are considered a single transfer).

     Scheduled  Transfers  (Dollar  Cost  Averaging)
     o    You may elect to have transfers made on a scheduled basis.
     o    You must specify the dollar amount of the transfer.
     o You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).
     o If the selected date is not a valuation date, the transfer is completed on the next valuation date.
     o    Transfers are not permitted into DCA Plus Accounts.
     o If you want to stop a scheduled transfer, then you must provide us notice prior to the date of the scheduled transfer.
     o Transfers continue until your value in the division is zero or we receive notice to stop them.
     o We reserve the right to limit the number of Separate Account divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Automatic Portfolio Rebalancing (APR)
o APR allows you to maintain a specific percentage of your Separate Account accumulated value in specified divisions over time.
o    You may elect APR at any time.
o    APR is not  available  for  values  in the  Fixed  Account  or the DCA Plus
     Accounts.
o APR is not available if you have arranged scheduled transfers from the same division.
o    APR will not begin until the examination period has expired.
o    There is no charge for APR transfers.
o    APR can be selected for quarterly, semi-annual or annual rebalancing.
o You may rebalance by completing and submitting a form to us, by telephoning if you have telephone privileges (1-800-852-4450) or faxing your instructions to us (1-515-248-9800). (Divisions are rebalanced at the end of the next valuation period following your request.)
     Example:
     You elect APR to maintain your Separate Account accumulated value with 50% in the A Division and 50% in the B Division. At the end of the specified period, 60% of the values are in the A Division, with the remaining 40% in the B Division. By rebalancing, units from the A Division are sold and applied to the B Division so that 50% of the Separate Account accumulated value is once again in each division.

Telephone  Services*
Telephone  services are permitted for:
o    purchase payment allocation changes;
o    transfers; and
o    changes to APR.

Telephone services are available for both you and your sales representative. Telephone services may be declined on the application or at any later date by providing us with written notice. Telephone services are used by calling us at 1-800-852-4450.

Telephone instructions must be made while we are open for business. They are effective when received by us before the close of normal trading of the New York Stock Exchange (generally 3 p.m. Central Time). Requests received when we are not open for business or after the New York Stock Exchange closes its normal trading will be effective on the next valuation date.

Direct Dial*
You may obtain Contract information from our direct dial system between 7:00 a.m. and 9:00 p.m., Central Time, Sunday through Friday, 7:00 a.m. and 4:00 p.m., Central Time, on Saturday.

Through this automated telephone system, you can obtain information about unit values and Contract values, initiate or make certain changes to your Contract, change your Personal Identification Number (PIN), or speak directly to a customer service representative.
The telephone number is 1-800-852-4450.

Internet*
Through the Internet you can obtain information about unit values and your Contract, or change your PIN at www.principal.com.

     * Instructions received via our telephone services, direct dial system and internet are binding on both owners if the Contract is jointly owned.

Neither the Company nor the Separate Account are responsible for the authenticity of telephone service, direct dial or internet transaction requests. We reserve the right to refuse telephone service, direct dial or internet transaction requests. You assume the risk of loss caused by fraudulent telephone service, direct dial or internet transactions we reasonably believe to be genuine. We follow procedures in an attempt to assure genuine telephone service, direct dial or internet transactions. If these procedures are not followed, then we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, recording direct dial transactions, requesting personal identification (name, daytime telephone number, social security number and/or birthdate) and sending written confirmation to your address of record.

We reserve the right to modify or terminate telephone service, direct dial or internet transaction procedures at any time.

Surrenders
Surrenders result in the cancellation of units and your receipt of the canceled unit values minus applicable surrender charges and fees. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see DELAY OF PAYMENTS). Surrenders before age 59 1/2 may involve an income tax penalty (see FEDERAL TAX MATTERS). You must send us a written request for any surrender.

You may specify surrender allocation percentages with each partial surrender request. If you don't provide us with specific percentages, we will use your purchase payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see SURRENDER CHARGE).

     Total Surrender
     o    You may surrender the Contract at any time before the annuity  payment date.
     o You receive the cash surrender value at the end of the valuation period during which we receive your surrender request.
     o The cash surrender value is your accumulated value minus any applicable charges and fees.
     o The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
     o We reserve the right to require you to return the Contract to us prior to making any payment though this does not affect the amount of the cash surrender value.

     Unscheduled Partial Surrender
     o Prior to the annuity payment date and during the lifetime of the Annuitant, you may surrender a part of the accumulated value by sending us a written request.
     o You must specify the dollar amount of the surrender (which must be at least $100).
     o The surrender is effective at the end of the valuation period during which we receive your written request for surrender.
     o The surrender is deducted from your Investment Options according to the surrender allocation percentages you specify.
     o If surrender allocation percentages are not specified, we use your purchase payment allocation percentages.
     o We surrender units from your Investment Options to equal the dollar amount of the surrender request plus any applicable surrender charge and fee.
     o A $30 fee is imposed on each unscheduled partial surrender after the 12th unscheduled partial surrender in a Contract year. Surrenders from multiple divisions made at the same time are considered to be one surrender for purposes of calculating this fee.
     o The accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000 (we reserve the right to change the minimum remaining accumulated value but it will not be greater than $10,000).

     Scheduled Partial Surrender
     o You may elect partial surrenders from any of the Investment Options on a scheduled basis by sending us written notice.
     o Your accumulated value must be at least $5,000 when the scheduled surrenders begin.
     o You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).
     o If the selected date is not a valuation date, the surrender is completed on the next valuation date.
     o The surrenders continue until your value in the division is zero or we receive written notice to stop them.

Death Benefit
If you or the annuitant die before the annuity payment date, then we will pay a death benefit. In the case of joint annuitants, the death benefit is paid upon death of the first annuitant. If the owner is not a natural person, death benefits are paid to the beneficiary(ies) upon the death of the annuitant.

Before the annuity payment date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary(ies). You name the beneficiary or beneficiaries in your application. The beneficiary(ies) receives benefits upon your death. Generally, unless the beneficiary(ies) elects otherwise we pay the death benefit in a single sum, subject to proof of your death.

Unless you have named an irrevocable beneficiary(ies), you may change your beneficiary by providing us with written notice. If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you had provided us with other written instructions. If none of your beneficiaries survive you, we will pay the death benefit to your estate in a lump sum.

Upon death of the annuitant,  your  beneficiary  may elect to:
o    apply the death benefit under an annuity payment option; or
o    receive the death benefit as a single payment.

No surrender charge applies when a death benefit is paid.

If you die before the annuitant and your beneficiary is your spouse, we will continue the Contract with your spouse as the new owner unless your spouse elects to receive the death benefit.

If the owner of a Contract, not issued in connection with retirement plans qualified under Section 408 of the Internal Revenue Code (the "Code"), dies before the annuitant and before the annuity payment date, written notice of the death must be sent to us so distribution arrangements can be made to avoid adverse tax consequences.

     Standard Death Benefit
     The amount of the standard death benefit is the greatest of:
     o your accumulated value on the date we receive proof of death and all required documents; or
     o the total of purchase payments minus any partial surrenders, fees and charges as of the date we receive all required documents and notice (including proof) of death; or
     o the highest accumulated value on any prior Contract anniversary that is divisible equally by seven, plus any purchase payments and less any partial surrenders (and surrender charges incurred) made after that Contract anniversary.

     Annual Enhanced Death Benefit
     This is an optional death benefit rider. Under this rider, if the original annuitant or owner dies before the annuity payment date, then the death benefit payable to the beneficiary is the greatest of:
         1)   the standard death benefit;
         2) the annual increasing death benefit, based on purchase payments (accumulated at 5% annually) minus any surrenders and surrender charges (accumulated at 5% annually) until the later of the Contract anniversary after the original owner's or original annuitant's 75th birthday or five years from the effective date of the rider; or
         3) the highest accumulated value on a Contract anniversary, plus any subsequent purchase payments minus any surrenders and surrender charges, until the Contract anniversary following the original owner's or original annuitant's 75th birthday or five years from the effective date of the rider, whichever comes last.

     For Contracts issued in New York - under this rider, if the original annuitant or owner dies before the annuity payment date, then the death benefit payable to the beneficiary is the greater of:
         1)   the standard death benefit; or
         2) the highest accumulated value on a Contract anniversary until the Contract anniversary following the original owner's or original annuitant's 75th birthday or five years from the effective date of the rider, whichever comes last.

         Lock-In Feature
         At the later of the Contract anniversary following the original owner's or original annuitant's 75th birthday ("lock-in date"), the death benefit amount is locked-in. After the lock-in date, the death benefit increases by purchase payments (subject to applicable restrictions) made after the lock-in date, minus any surrenders and surrender charges. However, because the death benefit is locked-in, it will only decrease by surrenders and surrender charges. Once the standard death benefit equals the annual enhanced death benefit, then the annual enhanced death benefit and any associated charge terminate. The standard death benefit then applies.

         Termination
         You may terminate the annual  enhanced  death benefit at anytime.  Once
         the  annual  enhanced  death  benefit  is  terminated,   it  cannot  be
         reinstated (except in Florida).

         The annual cost of the rider is 0.20% of the annual accumulated value (0.15% in New York). The charge is equal to 0.05% of the average accumulated value during the calendar quarter. The cost will be deducted throughout the redemption of units from your Contract's accumulated value in the same proportion as the purchase payment allocations among the DCA Plus Accounts, Fixed Account and Separate Account Divisions. If the rider is purchased after the beginning of a quarter, then the charge is prorated according to the number of days it is in effect during the quarter. Upon termination of the rider or upon death, you will be charged based on the number of days it is in effect during the quarter. The enhanced death benefit rider is only available at the time the Contract is issued. Thus, once a Contract has been purchased without the rider, it may not be added at a later date.

     Payment of Death Benefit
     The death benefit is usually paid within seven days of our receiving all documents (including proof of death) that we require to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than seven days. Under certain circumstances, this payment may be delayed (see DELAY OF PAYMENTS). We pay interest (at least 3% or as required by state law) on the death benefit from the date we receive all required documents until payment is made or until the death benefit is applied under an annuity payment option.

         NOTE: Proof of death includes: a certified copy of a death certificate;
               a certified copy of a court order; a written statement by a medical doctor; or other satisfactory proof.

The Annuity Payment Period
     Annuity Payment Date
     You may specify an annuity payment date in your application. You may elect to receive payments under an annuity payment option at anytime. If you do not specify an annuity payment date, then the annuity payment date is the later of the older annuitant's 85th birthday or 10 years after issuance. If the annuitant is living and the Contract is in force on that date, we will notify you to begin taking payments under the Contract. You may not select an annuity payment date which is on or after the older annuitant's 85th birthday or 10 years after the Contract date, whichever is the later. (No later than age 88 in Pennsylvania or age 90 in New York.)

     Depending on the type of annuity payment option selected, payments that are initiated either before or after the annuity payment date may be subject to penalty taxes (see FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuity payment date.

     You may change the annuity payment date with our prior approval. The request must be in writing and approved before we issue a supplementary Contract which provides an annuity payment option.

     Annuity Payment Options
     We offer fixed annuity payments. If, however, the accumulated value on the annuity payment date is less than $5,000 or if the amount applied under an annuity payment option is less than the minimum requirement we may pay out the entire amount. No surrender charge would be imposed. The Contract would then be canceled.

     You may choose from several fixed annuity payment options. Payments will be made on the frequency you choose. You may elect to have your annuity payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to make any total or partial surrender after the annuity payments start.

     The amount of the annuity payment depends on:
     o   amount of accumulated value;
     o   annuity payment option selected; and
     o   age and gender of annuitant (unless fixed income option is selected).

     Annuity payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in fixing the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because under most such plans, such Contract provisions are prohibited by law.

     You may select an annuity payment option or change a previous selection by written request. We must receive the request on or before the annuity payment date. If an annuity payment option is not selected, then we will automatically apply the Life Income with Payments Guaranteed for a Period of 10 Years (see below). If you designate joint annuitants, then payment will be made pursuant to a Joint and Full Survivor Life Income for a Period of 10 Years (see below). Tax laws and regulations may impose further restrictions on annuity payment options.

     Payments under the annuity payment options are made as of the first day of each payment period beginning with the annuity payment date. The available annuity payment options are:

         Fixed  Income.   Payments  of a fixed  amount or  payments  for a fixed
         period of at least five years but not more than 30 years. Payments stop after all guaranteed payments are made.

         Life Income. Payments are made as of the first day of each payment period during the annuitant's life, starting with the annuity payment date. No payments are made after the annuitant dies. It is possible that you would only receive one payment under this option if the annuitant dies before the second payment is due.

         Life Income with Payments Guaranteed for a Period of 5 to 20 Years. Payments are made on the first day of each payment period beginning on the annuity payment date. Payments will continue until the annuitant dies. If the annuitant dies before all of the guaranteed payments have been made, then we will continue the guaranteed payments to the beneficiary.

         Joint and Full Survivor Life Income with Payments Guaranteed for a Period of 10 Years. Payments continue as long as either the annuitant or the joint annuitant is alive. If both die before all guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary.

         Joint and Two-thirds Survivor Life Income. Payments continue as long as either the annuitant or the joint annuitant is alive. If either the annuitant or joint annuitant dies, payments continue to the survivor at two-thirds the original amount. Payments stop when both the annuitant and joint annuitant have died. It is possible that only one payment is made under this option if both annuitants die before the second payment is due.

         Other annuity payment options may be available with our approval.

     Death of Annuitant
     If the owner or annuitant dies during the annuity payment period, remaining payments are made to the beneficiary throughout the guarantee period, if any, or for the life of any joint annuitant, if any. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity payment option.

     Annuity Payment Risk
     The mortality risk assumed by the Company is to make annuity payments for the full life of all annuitants regardless of how long they or any individual annuitant might live. Mortality risk does not apply to the Fixed Income option. Annuity payments are determined in accordance with annuity tables and other provisions contained in the Contract. This assures neither an annuitant's own longevity, nor an improvement in life expectancy, will have an adverse effect on the annuity payments received under this Contract. The annuity payment tables contained in this Contract are based on the Annuity Mortality 1983 Table a. These tables are guaranteed for the life of the Contract.

     If you own one or more qualified annuity contracts, in order to avoid tax penalties, payments from at least one of your qualified contracts must start no later than April 1 following the calendar year in which you turn age 70 1/2. The required minimum payment is a distribution in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. In addition, payments must be made at least once a year. Tax penalties may also apply at your death on certain excess accumulations. You should consider potential tax penalties with your tax advisor when selecting an annuity payment option or taking other distributions from the Contract.

     Additional rules apply to distributions under non-qualified contracts (see REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS). However, the rules do not apply to contracts issued in connection with IRAs, SEPs or SIMPLE-IRAs.

CHARGES AND DEDUCTIONS

An annual fee, a mortality and expense risks charge, in some circumstances a transaction fee and state premium taxes are deducted under the Contract. A surrender charge may also be deducted from certain surrenders made before the annuity payment date. We reserve the right to assess a daily Separate Account administration charge. There are also deductions from and expenses paid out of the assets of the Mutual Funds which are described in the Mutual Funds' prospectuses.

Annual Fee
An annual fee exists which is the lesser of $30 or 2% of your accumulated value (subject to any applicable state law limitations). The fee is deducted from the DCA Plus Accounts, Fixed Account or your interest in a Separate Account Division, whichever has the greatest value. The fee is deducted on each contract anniversary and upon total surrender of the Contract. This fee is currently waived for Contracts having an accumulated value on the last day of the Contract year of $30,000 or more. The aggregate value of multiple Contracts owned, or jointly owned, by you is used to attain the $30,000 accumulated value. Aggregation occurs on each Contract's anniversary. The fee assists in covering administrative costs. The Company does not anticipate any profit from this fee.

The administrative costs include costs associated with:
o    issuing Contracts;
o    establishing and maintaining the records which relate to Contracts;
o    making regulatory filings and furnishing confirmation notices;
o    preparing,   distributing   and  tabulating   voting  materials  and  other
     communications;
o    providing computer, actuarial and accounting services; and
o    processing Contract transactions.

Mortality and Expense Risks Charge
We assess each division of the Separate Account with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25% of the average daily net assets of the Separate Account. We agree not to increase this charge for the duration of the Contract. This charge is assessed only prior to the annuity payment date. This charge is assessed daily when the value of an accumulation unit is calculated.

We have a mortality risk in that we guarantee payment of a death benefit in a single sum or under an annuity payment option. No surrender charge is imposed on a death benefit payment which gives us an additional mortality risk.

The expense risk that we assume is that the actual expenses incurred in issuing and administering the Contract exceed the Contract limits on administrative charges.

If the mortality and expense risks charge is not enough to cover the costs, we bear the loss. If the amount of mortality and expense risks charge deducted is more than our costs, the excess is profit to the Company. We expect a profit from the mortality and expense risks charge.

Transaction Fee
A transaction fee of $30 applies to each unscheduled partial surrender after the 12th unscheduled partial surrender in a Contract year. A $30 transaction fee is also charged to each unscheduled transfer after the 12th such transfer in a Contract year. The transaction fee is deducted from the DCA Plus Accounts, Fixed Account and/or your interest in a Separate Account division from which the amount is surrendered or transferred, on a pro rata basis.

Premium Taxes
We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. Any deduction is made from either a purchase payment when we receive it, or the accumulated value when you request a surrender (total or partial) or it is applied under an annuity payment option. Premium taxes range from 0% in most states to as high as 3.50%.

Surrender Charge
No sales charge is collected or deducted when purchase payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (commissions and other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the company's General Account assets which includes profit, if any, from the mortality and expense risks charge.

The surrender charge for any total or partial surrender is a percentage of the purchase payments surrendered which were received by us during the seven Contract years prior to the surrender. The applicable percentage which is applied to the sum of the purchase payments paid during each Contract year is determined by the following table.


                           Table of Surrender Charges
                           --------------------------

      Number of completed Contract years         Surrender charge applied to all
          since each purchase payment              purchase payments received in
                 was made                             that Contract year
      ----------------------------------         -------------------------------
          0 (year of purchase payment)*                           6%
          1                                                       6%
          2                                                       6%
          3                                                       5%
          4                                                       4%
          5                                                       3%
          6                                                       2%
          7 and later                                             0%

          * Each purchase payment begins in year 0 for purposes of calculating the percentage applied to that payment. However, purchase payments are added together by Contract year for purposes of determining the applicable surrender charge percentage.

For purpose of calculating surrender charges, we assume that surrenders and transfers are made in the following order:
o first from purchase payments we received more than seven completed Contract years prior to the surrender;
o then from the free surrender privilege (first from the earnings, then from the oldest purchase payments (first-in, first-out)) described below; and
o then from purchase payments we received within the seven completed Contract years before the surrender on a first-in, first-out basis.

A surrender charge is not imposed in states where it is prohibited, including:
o New Jersey- no surrender charge for total surrender on or after the later of the annuitant's 64th birthday or 4 years after the Contract date.
o Washington- no surrender charge for total surrender on or after the later of the annuitant's 70th birthday or 10 years after the Contract date.

Free Surrender Privilege
The free surrender privilege is an amount normally subject to a surrender charge that may be surrendered without a charge. The free surrender privilege is the greater of:
o earnings in the Contract (earnings = accumulated value less unsurrendered purchase payments as of the surrender date); or
o 10% of the purchase payments still subject to the surrender charge, decreased by any partial surrenders since the last Contract anniversary.
The free surrender privilege is non-cumulative.

     Waiver of Surrender Charge
     The surrender charge does not apply to:
     o   amounts applied under an annuity payment option; or
     o payment of any death benefit, however, the surrender charge does apply to purchase payments made by a surviving spouse after an owner's death; or
     o   amounts distributed to satisfy the minimum distribution  requirement of
         Section 401(a)9 of the Code provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
     o an amount transferred from the Contract to a single premium immediate annuity issued by the Company after the seventh Contract year; or
     o an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant's spouse when the distribution is made pursuant to a divorce decree; or
     o if permitted by state law, withdrawals made after the first Contract anniversary if the original owner or original annuitant has a critical need.

     Waiver of the surrender charge is available for critical need if the following conditions are met:
     o    original owner or original annuitant has a critical need; and
     o    the critical need did not exist before the Contract date.

For the purposes of this section, the following definitions apply:
o critical need - owner's or annuitant's confinement to a health care facility, terminal illness diagnosis or total and permanent disability. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the Contract date and the withdrawal must occur within 90 days of the confinement's end.
o health care facility - a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility primarily providing drug or alcohol treatment, or a facility owned or operated by the owner, annuitant or a member of their immediate families.
o terminal illness - sickness or injury that results in the owner's or annuitant's life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company.
o total and permanent disability - a disability that occurs after the Contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability benefits. In New York and West Virginia, different definitions of total and permanent disability apply. Contact us at 1-800-852-4450 for additional information.

This waiver of surrender charge rider is not available in Massachusetts, New Jersey or Pennsylvania. In New York, the rider only applies if the original owner or original annuitant suffers a total and permanent disability. Specific information is available from your sales representative or the annuity service office (1-800-852-4450).

Administration Charge
We reserve the right to assess each division of the Separate Account with a daily charge at the annual rate of 0.15% of the average daily net assets of the division. This charge would only be imposed before the annuity payment date. This charge would be assessed to help cover administrative expenses.
Administrative expenses include the cost of issuing the Contract, clerical, recordkeeping and bookkeeping services, keeping the required financial and accounting records, communicating with Contract owners and making regulatory filings.

Special Provisions for Group or Sponsored Arrangements
Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.
     Group Arrangement - program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.
     Sponsored Arrangement - program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.

The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual fees, administrative charge, the cost of insurance or surrender charges.

Availability of the reduction and the size of the reduction (if any) is based on certain criteria.

Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected purchase payments, total assets under management for the Contract owner, the relationship among the group's members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administrative costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected Contract owners and other contract owners with contracts funded by the Separate Account.

FIXED ACCOUNT AND DCA PLUS ACCOUNTS

This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate Account. It only contains selected information regarding the Fixed Account and DCA Plus Accounts. Assets in the Fixed Account and DCA Plus Accounts are held in the General Account of the Company.

The General Account is the assets of the Company other than those allocated to any of the Company's Separate Accounts. Subject to applicable law, the Company has sole discretion over the assets in the General Account. Because of exemptive and exclusionary provisions, interests in the Fixed Account and DCA Plus Accounts are not registered under the Securities Act of 1933 and the General Account is not registered as an investment company under the Investment Company Act of 1940. The Fixed Account and DCA Plus Accounts are not subject to these Acts. The staff of the SEC does not review the prospectus disclosures relating to the Fixed Account or DCA Plus Accounts. However, these disclosures are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. Separate Account expenses are not assessed against any Fixed Account or DCA Plus Account values. More information concerning the Fixed Account and DCA Plus Accounts is available from our annuity service office or from a sales representative.

Fixed Account
The Company guarantees that purchase payments allocated to the Fixed Account earn interest at a guaranteed interest rate. In no event will the guaranteed interest rate be less than 3% compounded annually.

Each purchase payment allocated or amount transferred to the Fixed Account earns interest at the guaranteed rate in effect on the date it is received or transferred. This rate applies to each purchase payment or amount transferred through the end of the Contract year.

Each Contract anniversary, we declare a renewal interest rate that is guaranteed and applies to the Fixed Account value in existence at that time. This rate applies until the end of the Contract year. Interest is earned daily and compounded annually at the end of each Contract year. Once credited, the interest is guaranteed and becomes part of the accumulated value in the Fixed Account from which deductions for fees and charges may be made.

Fixed Account Value
Your Fixed Account value on any valuation date is equal to:
o    purchase payments allocated to the Fixed Account;
o plus any transfers to the Fixed Account from the Separate Account and DCA Plus Accounts;
o    plus interest credited to the Fixed Account;
o minus any surrenders, applicable surrender charges or transaction fee from the Fixed Account;
o    minus any transfers to the Separate Account.

Fixed Account Transfers, Total and Partial Surrenders
Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the Fixed Account may be subject to a charge (see SURRENDER CHARGE).

You may transfer amounts from the Fixed Account to the Separate Account divisions before the annuity payment date and as provided below. The transfer is effective on the valuation date following our receiving your instructions. You may transfer amounts on either a scheduled or unscheduled basis. You may not make both scheduled and unscheduled Fixed Account transfers in the same Contract year.

     Unscheduled Fixed Account Transfers
     The minimum transfer amount is $100 (or less if entire Fixed Account accumulated value is less than $100). Once per Contract year, within the 30 days following the Contract anniversary date, you can:
     1)  transfer an amount not to exceed 25% of your Fixed Account value; or
     2)  transfer up to 100% of your Fixed Account value if :
         o    your Fixed Account value is less than $1,000; or
         o the renewal interest rate for your Fixed Account accumulated value for the current Contract year is more than one percentage point lower than the weighted average of your Fixed Account interest rates for the preceding Contract year. We will inform you if the renewal interest rate falls to that level.

     Scheduled Fixed Account Transfers
     Fixed Account Dollar Cost Averaging
     You may make scheduled transfers on a monthly basis from the Fixed Account to the Separate Account as follows:
     o You may establish scheduled transfers by sending a written request or by telephoning the annuity service office at 1-800-852-4450.
     o Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).
     o If the selected date is not a valuation date, the transfer is completed on the next valuation date.
     o Scheduled monthly transfers of an amount not to exceed 2% of your Fixed Account's accumulated value at the beginning of the Contract year or the current Fixed Account value will continue until the Fixed Account value is zero or until you notify us to discontinue them.
     o    The minimum transfer amount is $100.
     o If the Fixed Account accumulated value is less than $100 at the time of transfer, then the entire Fixed Account accumulated value will be transferred.
     o If you stop the transfers, you may not start them again without our prior approval.

Dollar Cost Averaging Plus Program (DCA Plus Program)
Purchase payments allocated to the DCA Plus Accounts earn a guaranteed interest rate. A portion of your DCA Plus Account accumulated value is periodically transferred (on the 28th of each month) to divisions of the Separate Account or to the Fixed Account. The transfers are allocated according to your DCA Plus allocation instructions. Transfers into a DCA Plus Account are not permitted.

     DCA Plus Purchase Payments
     You may enroll in the DCA Plus program by allocating a minimum purchase payment of $1,000 into a DCA Plus Account and selecting divisions of the Separate Account and/or the Fixed Account into which transfers will be made. Subsequent purchase payments of at least $1,000 are permitted. You can change your DCA Plus allocation instructions during the transfer period. Automatic portfolio rebalancing does not apply to DCA Plus Accounts.

     DCA Plus purchase payments receive the fixed rate of return in effect on the date each purchase payment is received by us. The rate of return remains in effect for the remainder of the 6-month or 12-month DCA Plus transfer program.

     Selecting A DCA Plus Account
     DCA Plus Accounts are available in either a 6-month transfer program or a 12-month transfer progrom. The 6-month transfer program and the 12-month transfer program generally will have different credited interest rates. You may enroll in both a 6-month and 12-month DCA Plus program. However, you may only participate in one 6-month and one 12-month DCA Plus program at a time. Under the 6-month trasfer program, all payments and accrued interest must be transferred from the DCA Plus Account to the selected Separate Account divisions and/or Fixed Account in no more than 6 months. Under the 12-month transfer program, all payments and accrued interest must be transferred to the selected Separate Account divisions and/or Fixed Account in no more than 12 months.

     We will transfer an amount each month which is equal to your DCA Plus Account value divided by the number of months remaining in your transfer program. For example, if 4 scheduled transfers remain in your 6-month transfer program and you had a $4,000 DCA Plus Account accumulated value, the transfer amount would be $1,000 ($4,000 / 4).

     Scheduled DCA Plus Transfers
     Transfers are made from DCA Plus Accounts to Separate Account divisions and the Fixed Account according to your allocation instructions. The transfers begin after we receive your purchase payment and completed enrollment instructions. Transfers occur on the 28th of the month and continue until your entire DCA Plus Account accumulated value is transferred.

     Unscheduled DCA Plus Transfers
     You may make unscheduled transfers from DCA Plus Accounts to divisions of the Separate Account and/or the Fixed Account. A $30 fee is imposed for unscheduled transfers following the 12th unscheduled transfer in a Contract year. A transfer is made, and values determined, as of the end of the valuation period in which we receive your request.

     DCA Plus Surrenders
     You may make scheduled or unscheduled surrenders from DCA Plus Accounts. Purchase payments earn interest according to the corresponding rate until the surrender date. Surrenders are subject to any applicable surrender charge.

GENERAL PROVISIONS

The Contract
The entire Contract is made up of: the Contract, copies of any applications, amendments, riders and endorsements attached to the Contract; current data pages; copies of any supplemental applications, amendments, endorsements and revised Contract pages or data pages which are mailed to you. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.

Delay of Payments
Surrenders are generally made within seven days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death or the transfer to or from a division of the Separate Account may be deferred during any period when the right to sell Mutual Fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).

The right to sell shares may be suspended during any period when:
o trading on the New York Stock Exchange is restricted as determined by the SEC or when the Exchange is closed for other than weekends and holidays; or
o    an emergency  exists,  as  determined  by the SEC, as a result of which:
     o disposal by a Mutual Fund of securities owned by it is not reasonably practicable;
     o it is not reasonably practicable for a Mutual Fund to fairly determine the value of its net assets; or
     o    the SEC permits suspension for the protection of security holders.

If payments are delayed and your surrender or transfer is not canceled by your written instruction, the amount to be surrendered or transferred will be determined the first valuation date following the expiration of the permitted delay. The surrender or transfer will be made within seven days thereafter.

In addition, payments on surrenders attributable to a purchase payment made by check may be delayed up to 15 days. This permits payment to be collected on the check. We may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.

Misstatement of Age or Gender
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.

Assignment
You may assign ownership of your non-qualified Contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.

An assignment must be made in writing and filed with us at the annuity service office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single lump sum.

Change of Owner
You may change your non-qualified Contract ownership designation at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, then the waiver of the surrender charge for surrenders made because of critical need of the owner is not available. We reserve the right to require that you send us the Contract so that we can record the change.

Beneficiary
Before the annuity payment date and while the annuitant is alive, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Under certain retirement programs, however, spousal consent may be required to name or change a beneficiary. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. If a beneficiary has not been named at the time of the annuitant's death, then the benefit will be paid to the owner, if living, otherwise, to the owner's estate. If the beneficiary dies during the annuity payment period, and no other beneficiary is alive, then any remaining benefits will be paid to the beneficiary's estate.

If there are joint annuitants on the Contract, the benefit is paid on the first annuitant's death.

Contract Termination
We reserve the right to terminate the Contract and make a single sum payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000. Before the Contract is terminated, we will send you a notice to increase the accumulated value to $2,000 within 60 days.

Reinstatement
If you have replaced this Contract with an annuity contract from another company and want to reinstate this Contract, then the following applies:
o    we reinstate the Contract effective on the original surrender date;
o we apply the amount received from the other company and the amount of the surrender charge you paid when you surrendered the Contract;
o these amounts are priced on the valuation day the money from the other company is received by us;
o    commissions are not paid on the reinstatement amounts; and
o    new data pages are sent to your address of record.

Reports
We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuity payment date. After the annuity payment date, any reports will be mailed to the person receiving the annuity payments.

Quarterly statements reflect purchases and surrenders occurring during the quarter as well as the balance of units owned and accumulated values.

RIGHTS RESERVED BY THE COMPANY

We reserve the right to make certain changes if, in our judgment, they best serve the interests of you and the annuitant or are appropriate in carrying out the purpose of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes the Company may make include:
o    transfer  assets  in any  division  to  another  division  or to the  Fixed
     Account;
o    add, combine or eliminate divisions in the Separate Account;
o    substitute the units of a division for the units of another division;
     o    if units of a division are no longer available for investment; or
     o if in our judgment, investment in a division becomes inappropriate considering the purposes of the Separate Account.


DISTRIBUTION OF THE CONTRACT

The individuals who sell the Contract are authorized to sell life and other forms of personal insurance and variable annuities. These people will usually be representatives of Princor Financial Services Corporation ("Princor"), Principal Financial Group, Des Moines, Iowa 50392-0200 which is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. As the principal underwriter, Princor is paid 6.5% of purchase payments by the Company for the distribution of the Contract. The Contract may also be sold through other selected broker-dealers registered under the Securities and Exchange Act of 1933 or firms that are exempt from such registration. Princor is also the principal underwriter for various registered investment companies organized by the Company. Princor is a subsidiary of Principal Financial Services, Inc.

PERFORMANCE CALCULATION

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions. The Contract was not offered prior to June 16, 1994. However, shares of the underlying Mutual Funds in which the Aggressive Growth, Asset Allocation, Balanced, Bond, Capital Value, Government Securities, Growth, International, MidCap, Money Market, AIM V.I. Growth, AIM V.I. Growth and Income, AIM V.I. Value and Fidelity VIP Growth divisions of the Separate Account invest were offered prior to that date. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as if the Contract had been issued on or after the date the Mutual Fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the Mutual Fund in which the division invests is calculated by reducing the actual performance of the underlying Mutual Fund by the fees and charges of this Contract as if it had been in existence.

The International SmallCap, MicroCap, MidCap Growth, Real Estate, SmallCap, Small Cap Growth, SmallCap Value and Utilities divisions of the Separate Account were not offered until May 1, 1998. The Stock Index 500 division was not offered until May 1, 1999. The AIM V.I. Growth, AIM V.I. Growth and Income, AIM V.I.
Value, Fidelity VIP II Contrafund and Fidelity VIP Growth divisions of the Separate Account were not offered until July 30, 1999. Performance data for these divisions are calculated utilizing standardized performance formulas and show performance since the inception date of the division.

The yield and total return figures described below vary depending upon market conditions, composition of the underlying Mutual Fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.

From time to time the Separate Account advertises its Money Market division's "yield" and "effective yield" for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" is slightly higher than the "yield" because of the compounding effect of the assumed reinvestment.

In addition, the Separate Account advertises the "yield" for other divisions for the Contract. The "yield" of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period.

The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.

VOTING RIGHTS

The Company votes shares of the Principal Variable Contracts Fund, Inc., AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. Value Fund, Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II held in the Separate Account at meetings of shareholders of those Mutual Funds. It follows your voting instructions if you have an investment in the corresponding division of the Separate Account.

The number of Mutual Fund shares in which you have a voting interest is determined by your investments in a Mutual Fund as of a "record date." The record date is set by the Mutual Fund within the requirements of the laws of the state which govern the various Mutual Funds. The number of Mutual Fund shares held in the Separate Account attributable to your interest in each division is determined by dividing the value of your interest in that division by the net asset value of one share of the Mutual Fund. Shares for which owners are entitled to give voting instructions, but for which none are received, and shares of the Mutual Fund owned by the Company are voted in the same proportion as the total shares for which voting instructions have been received.

Voting materials are provided to you along with an appropriate form that may be used to give voting instructions to the Company.

If the Company determines pursuant to applicable law, that Mutual Fund shares held in Separate Account B need not be voted pursuant to instructions received from owners, then the Company may vote Mutual Fund shares held in the Separate Account in its own right.

FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser about the tax implications of taking action under a Contract or related retirement plan.

Non-Qualified Contracts
Section 72 of the Code governs the income taxation of annuities in general.
o Purchase payments made under non-qualified Contracts are not excludable or deductible from your gross income or any other person's gross income.
o An increase in the accumulated value of a non-qualified Contract resulting from the investment performance of the Separate Account or interest credited to the DCA Plus Accounts and the Fixed Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.
o Generally, owners who are not natural persons are immediately taxed on any increase in the accumulated value.

The following discussion applies generally to Contracts owned by natural persons.
o Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.
o The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.
o    Annuity payments:
     o The investment in the Contract is generally the total of the purchase payments made.
     o The portion of the annuity payment that represents the amount by which the accumulated value exceeds purchase payments is taxed as ordinary income. The remainder of each annuity payment is not taxed.
     o After the purchase payment(s) in the Contract is paid out, the full amount of any annuity payment is taxable.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.

A transfer of ownership of a Contract, or designation of an annuitant or other payee who is not also the owner, may result in a certain income or gift tax consequences to the owner. If you are contemplating any transfer or assignment of a Contract, you should contact a competent tax advisor with respect to the potential tax effects of such transactions.

Required Distributions for Non-Qualified Contracts
In order for a non-qualified Contract to be treated as an annuity contract for federal income tax purposes, the Code requires:
o If the person receiving payments dies on or after the annuity payment date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person's death.
o If you die prior to the annuity payment date, the entire interest in the Contract will be distributed:
     o    within five years after the date of your death; or
     o as annuity payments which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.
o If you take a distribution from the Contract before you are 59 1/2, you may incur an income tax penalty.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuity payment date by paying the death benefit in a single sum, subject to proof of your death. The beneficiary may elect by written request to receive an annuity payment option instead of a lump sum payment.

If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Code. Where the owner or other person receiving payments is not a natural person, the required distributions provided for in the Code apply upon the death of the annuitant.

IRA, SEP, and SIMPLE-IRA
The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs. The Company and Princor may receive a portion of the Fidelity Variable Insurance Products Funds' expenses for recordkeeping, marketing and distribution services.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, purchase payments made under a retirement program recognized under the Code are excluded from the participant's gross income for tax purposes prior to the annuity payment date (subject to applicable state law). The portion, if any, of any purchase payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee's option may be subject to limitations.

If you are purchasing this Contract to fund a tax qualified retirement plan, you should be aware that the tax-deffered accrual feature is available with any qualified investment vehicle within a qualified plan and is NOT unique to a variable annuity. This Contract provides additional benefits such as lifetime income options, death benefit protection and guaranteed expense levels.

The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.

With respect to IRAs, IRA rollovers and SIMPLE-IRAs there is a 10% penalty under the Code on the taxable portion of a "premature distribution." The tax is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation.
Generally, an amount is a "premature distribution" unless the distribution is:
o    made on or after you reach age 59 1/2,
o    made to a beneficiary on or after your death,
o    made upon your disability,
o part of a series of substantially equal periodic payments for the life or life expectancy of you or you and the beneficiary,
o    made to pay medical expenses,
o    for certain unemployment expenses,
o    for first home purchases (up to $10,000), or
o    for higher education expenses.

Rollover IRAs
If you receive a lump-sum distribution from a pension or profit sharing plan or tax-sheltered annuity, you may maintain the tax deferred status of the money by rolling it into a "Rollover Individual Retirement Annuity." Generally, distributions from a qualified plan are subject to mandatory income tax withholding at a rate of 20%, unless the participant elects a direct rollover. You have 60 days from receipt of the money to complete this transaction. If you choose not to reinvest or go beyond the 60 day limit and are under age 59 1/2, you will incur a 10% IRS penalty as well as income tax expenses.

Withholding
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding  the  recipient's  election,  withholding  may  be  required  on payments delivered outside the United States. Moreover, special "backup withholding" rules may require us to disregard the recipient's election if the recipient fails to supply us with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the TIN provided by the recipient is incorrect.

MUTUAL FUND DIVERSIFICATION

The United States Treasury Department has adopted regulations under Section 817(h) of the Code which establishes standards of diversification for the investments underlying the Contracts. Under this Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying Mutual Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of a Mutual Fund to meet the diversification requirements could result in tax liability to non-qualified Contract holders.

The investment opportunities of the Mutual Funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.

STATE REGULATION

The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa or her representatives at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.

LEGAL OPINIONS

Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Karen Shaff, General Counsel and Senior Vice President.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

REGISTRATION STATEMENT

This prospectus omits some information contained in the SAI (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by writing or telephoning the annuity service office. You may obtain a copy of Part C of the registration statement from the SEC, Washington, D.C. by paying the prescribed fees.

OTHER VARIABLE ANNUITY CONTRACTS

The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.

INDEPENDENT AUDITORS

The financial statements of Principal Life Insurance Company Separate Account B and the financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports which also appear in the SAI.

FINANCIAL STATEMENTS

The consolidated financial statements of Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

CUSTOMER INQUIRIES

Your  questions  should be directed to:  Principal  Flexible  Variable  Annuity,
Principal   Financial  Group,  P.O.  Box  9382,  Des  Moines,  Iowa  50306-9382,
1-800-852-4450.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Independent Auditors   ..................................................  4

Calculation of Yield and Total Return   .................................  4

Taxation Under Certain Retirement Plans..................................  5

Principal Life Insurance Company Separate Account B

     Report of Independent Auditors .....................................  9

     Financial Statements................................................ 10

Principal Life Insurance Company

     Report of Independent Auditors ..................................... 33

     Financial Statements................................................ 34

To obtain a free copy of the SAI write or telephone:

                       Principal Flexible Variable Annuity
                            Principal Financial Group
                                  P.O. Box 9382
                           Des Moines, Iowa 50306-9382
                            Telephone: 1-800-852-4450

                                     PART B

               PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

                   FLEXIBLE VARIABLE ANNUITY ("FVA") CONTRACT





                       Statement of Additional Information

                               dated ____________


This Statement of Additional Information provides information about Principal Life Insurance Company Separate Account B Flexible Variable Annuity (the "Contract") in addition to the information that is contained in the Contract's Prospectus, dated ____________________.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:



                                Variable Annuity
                          The Principal Financial Group
                                  P.O. Box 9382
                           Des Moines Iowa 50306-9382
                            Telephone: 1-800-852-4450








                                TABLE OF CONTENTS


Independent Auditors ....................................................    4

Calculation of Yield and Total Return....................................    4

Taxation Under Certain Retirement Plans..................................    6

Principal Life Insurance Company Separate Account B

        Report of Independent Auditors...................................    9

        Financial Statements.............................................   10

Principal Life Insurance Company

        Report of Independent Auditors...................................   33

        Financial Statements.............................................   34




INDEPENDENT AUDITORS

Ernst & Young LLP, Des Moines, Iowa, serve as independent auditors for Principal Life Insurance Company Separate Account B and Principal Life Insurance Company and perform audit and accounting services for Separate Account B and Principal Life Insurance Company.

CALCULATION OF YIELD AND TOTAL RETURN

The  Separate  Account  may  publish   advertisements   containing   information
(including graphs, charts, tables and examples) about the performance of one or more of its Divisions.

The Contract was not offered prior to June 16, 1994. However, the Divisions invest in Accounts of the Principal Variable Contracts Fund, Inc., AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. Value Fund, Fidelity Variable Insurance Products Fund, and Fidelity Variable Income Products Fund II. Effective January 1, 1998 the Mutual Funds which correspond to Accounts of the Principal Variable Contracts Fund, Inc. were reorganized as follows:

        Old Mutual Fund Name                       New Corresponding Name
        --------------------                       ----------------------
                                                Principal Variable Contracts
                                                Fund, Inc.
  Principal Aggressive Growth Fund, Inc.           Aggressive Growth Account
  Principal Asset Allocation Fund, Inc.            Asset Allocation Account
  Principal Balanced Fund, Inc.                    Balanced Account
  Principal Bond Fund, Inc.                        Bond Account
  Principal Capital Accumulation Fund, Inc.        Capital Value Account
  Principal Emerging Growth Fund, Inc.             MidCap Account
  Principal Government Securities Fund, Inc.       Government Securities Account
  Principal Growth Fund, Inc.                      Growth Account
  Principal Money Market Fund, Inc.                Money Market Account
  Principal World Fund, Inc.                       International Account


These Accounts, along with AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. Value Fund and Fidelity VIP Growth Portfolio Service Class, were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this Contract had the Contract been issued on or after the date the Mutual Fund in which such Division invests was first offered. Because Service Class shares for the Fidelity VIP Growth Division were not offered until November 3, 1997, performance shown for periods prior to that date represent the historical results of Initial Class shares and do not include the effects of the Service Class' higher annual fees and expenses. The hypothetical performance from the date of inception of the Mutual Fund in which the Division invests is derived by reducing the actual performance of the underlying Mutual Fund by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Mutual Fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.

From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield" for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment under the Contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield."

In addition, from time to time, the Separate Account will advertise the "yield" for certain other Divisions for the Contract. The "yield" of a Division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a surrender charge which, if included, would reduce the "yield."

Also, from time to time, the Separate Account will advertise the average annual total return of its various Divisions. The average annual total return for any of the Divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation the ending value is reduced by a surrender charge that decreases from 6% to 0% over a period of 7 years. The Separate Account may also advertise total return figures for its Divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the Division's unit value over time. See "Charges and Deductions" in the Prospectus for a discussion of surrender charges.

Following are the hypothetical average annual total returns for the period ending December 31, 1999 assuming the Contract had been offered as of the effective dates of the underlying Mutual Funds in which the Divisions invest:

                                                  With Surrender Charge                Without Surrender Charge

           Division                     One Year       Five Year       Ten Year       One Year       Five Year       Ten Year
-----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Division                31.74%          30.07%        27.01%(1)       37.74%          30.34%         27.19%(1)
Asset Allocation Division                 11.98           14.06         12.56(1)        17.98           14.53          12.87(1)
Balanced Division                         (4.91)          11.80          9.94            1.09           12.31           9.94
Bond Division                             (9.83)           5.72          6.38           (3.83)           6.35           6.38
Capital Value Division                   (11.51)          15.95         11.48           (5.51)          16.39          11.48
Government Securities Division            (7.56)           5.96          6.36           (1.56)           6.58           6.36
Growth Division                            8.96           18.52         17.19(2)        14.96           18.92          17.44(2)
International Division                    18.34           15.35         12.66(2)        24.34           15.80          12.96(2)
International SmallCap Division           85.38            N/A           N/A            91.38            N/A            N/A
MicroCap Division                         (8.33)           N/A           N/A            (2.33)           N/A            N/A
MidCap Division                            5.61           15.65         13.87           11.61           16.10          13.87
MidCap Growth Division                     3.27            N/A           N/A             9.27            N/A            N/A
Money Market Division                     (2.51)           3.14          3.63            3.49            3.84           3.63
Real Estate Division                     (11.69)           N/A           N/A            (5.69)           N/A            N/A
SmallCap Division                         35.77            N/A           N/A            41.77            N/A            N/A
SmallCap Growth Division                  87.23            N/A           N/A            93.23            N/A            N/A
SmallCap Value Division                   13.91            N/A           N/A            19.91            N/A            N/A
Stock Index 500 Division                   2.01(3)         N/A           N/A             8.01(3)         N/A            N/A
Utilities Division                        (5.01)           N/A           N/A             0.99            N/A            N/A
AIM V.I. Growth Division                  27.54           27.72         21.27(4)        33.54           28.02          21.37(4)
AIM V.I. Growth and Income Division       26.57           26.26         22.72(2)        32.57           26.57          22.93(2)
AIM V.I. Value Division                   22.27           25.31         21.41(4)        28.27           25.64          21.51(4)
Fidelity VIP II Contrafund Division       16.58           26.63(5)       N/A            22.58           26.95(5)        N/A
Fidelity VIP Growth Division              29.56           27.76         18.38           35.56           28.06          18.38

 (1) Partial period beginning June 1, 1994.
 (2) Partial period beginning May 2, 1994.
 (3) Partial period beginning May 3, 1999.
 (4) Partial period beginning May 5, 1993.
 (5) Partial period beginning January 31, 1995.


TAXATION UNDER CERTAIN RETIREMENT PLANS

INDIVIDUAL RETIREMENT ANNUITIES

Purchase Payments. Individuals may make contributions for individual retirement annuity ("IRA") Contracts. Deductible contributions for any year may be made up to the lesser of $2,000 or 100% of compensation for individuals who (1) are not active participants in another retirement plan, (2) are unmarried and have adjusted gross income of $40,000 or less, or (3) are married and have adjusted gross income of $60,000 or less. Such individuals may establish an IRA for a spouse who makes no contribution to an IRA for the tax year. The annual purchase payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year. Individuals who are active participants in other retirement plans and whose adjusted gross income (with certain special adjustments) exceeds the cut-off point ($40,000 for unmarried, $60,000 for married persons filing jointly, and $0 for married persons filing a separate return) by less than $10,000 are entitled to make deductible IRA contributions in proportionately reduced amounts. For example, a married individual who is an active participant in another retirement plan and files a separate tax return is entitled to a partial IRA deduction if the individual's adjusted gross income is less than $10,000, and no IRA deduction if his or her adjusted gross income is equal to or greater than $10,000. Individuals whose spouse is an active participant in other retirement plans and whose combined adjusted gross income exceeds the cutoff point of $150,000 by less than $10,000 are entitled to make deductible IRA contributions in proportionately reduced amounts.

An individual may make non-deductible IRA contributions to the extent of the excess of (1) the lesser of $2,000 ($4,000 in the case of a spousal IRA) or 100% of compensation over (2) the IRA deductible contributions made with respect to the individual.

An individual may not make any contribution to his/her own IRA for the year in which he/she reaches age 70 1/2 or for any year thereafter.

Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax, including distributions following the owner's death or disability if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of Owner and the Owner's designated Beneficiary; distributions to pay medical expenses; distributions for certain unemployment expenses; distributions for first home purchases (up to $10,000) and distributions for higher education expenses.

Required Distributions. Generally, distributions from IRA Contracts must commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2, and such distributions must be made over a period that does not exceed the life expectancy of the owner (or the owner and beneficiary). A penalty tax of 50% would be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the owner dies before his or her entire interest in the Contract has been distributed, the owner's entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner in the case of a non-qualified Contract, as described in the Prospectus.

Tax-Free Rollovers. The Internal Revenue Code (the "Code") permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, annuity, bond purchase or tax-deferred annuity plan to an IRA Contract if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans or tax-deferred annuity plan distributions. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.

SIMPLIFIED EMPLOYEE PENSION PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLANS

Purchase Payments. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of $24,000 or 15% or the employee's earned income. Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan ("SAR/SEP") on their behalf on a salary reduction basis. These salary reduction contributions may not exceed $10,000 in 1999, which is indexed for inflation. Employees of tax-exempt organizations and state and local government agencies are not eligible for SAR/SEPs.

Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for IRAs.

Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for IRAs.

Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)

Purchase Payments. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a Simple IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. These salary reduction contributions may not exceed $6,000 in 1999, which is indexed for inflation. Total salary reduction contributions are limited to $10,000 per year for any employee who makes salary reduction contributions to more than one plan. Employers are required to contribute to the SIMPLE IRA, which contributions may not exceed the lesser of: (1) The amount of salary deferred by the employee, (2) 3% of the employee's compensation, or (3) $6,000, if the employer contributes on a matching basis; or the lesser of: (1) 2% of the employee's compensation, or (2) $3,200, if the employer makes non-elective contributions. An employer may not make contributions to both a SIMPLE IRA and another retirement plan for the same calendar year.

Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for IRAs, except that distributions made within two years of the date of an employee's first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.

Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for IRAs.

Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs are permitted after two years have elapsed from the date of an employee's first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are not permitted.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

Purchase  Payments.  Under  Section  408A  of the  Code,  Individuals  may  make nondeductible contributions to Roth IRA contracts up to $2,000. This contribution amount must be reduced by the amount of any contributions made to other IRAs for the benefit of the Roth IRA owner. The maximum $2,000 contribution is phased out for single taxpayers with adjusted gross income between $95,000 and $110,000 and for joint filers with adjusted gross income between $150,000 and $160,000. If taxable income is recognized on the regular IRA, an IRA owner with adjusted gross income of less than $100,000 may convert a regular IRA into a Roth IRA. If the conversion is made in 1999, IRA income recognized may be spread over four years. Otherwise, all IRA income will need to be recognized in the year of conversion. No IRS 10% tax penalty will apply to the conversion.

Taxation of Distribution. Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner's death. A qualified distribution is any distribution made after five years if the IRA owner is over age 59 1/2, dies, becomes disabled, or uses the funds for first-time home buyer expenses at the time of distribution. The five-year period for converted amounts begins from the year of the conversion.




                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included in the Registration Statement
                 (1)   Part A:*

                 (2)   Part B:
                        Principal Life Insurance Company Separate
                        Account B*

         (b)    Exhibits
                (1)    Board Resolution of Registrant (Filed 5/5/99)
                (3a)   Distribution Agreement (Filed 3/1/96)
                (3b)   Selling Agreement (Filed 4/20/99)
                (4a)   Form of Variable Annuity Contract (Filed 3/1/96)
                (4b)   Form of Variable Annuity Contract (Filed 3/1/96)
                (5)    Form of Variable Annuity Application (Filed 3/1/96)
                (6a)   Articles of Incorporation of the Depositor (Filed 3/1/96)
                (6b)   Bylaws of Depositor (Filed 3/1/96)
                (9)    Opinion of Counsel (Filed 3/1/96)
                (10a)  Consent of Ernst & Young LLP*
                (10b)  Powers of Attorney
                (13a)  Total Return Calculation (Filed 12/16/97)
                (13b)  Annualized Yield for Separate Account B (Filed 12/16/97)

*    To be filed by amendment.

Item 25.  Officers and Directors of the Depositor

          Principal   Life  Insurance  Company  is  managed by a Board of
          Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

            DIRECTORS:                       Principal
            Name, Positions and Offices      Business Address

            BETSY J. BERNARD                 U.S. West
            Director                         1801 California Street
            Member, Nominating Committee     52nd Floor
                                             Denver, CO  80202

            JOCELYN CARTER-MILLER            Motorola, Inc.
            Director                         1000 Corporate Drive
            Member, Audit Committee          Suite 700
                                             Ft. Lauderdale, FL  33334

            DAVID J. DRURY                   The Principal Financial Group
            Director                         Des Moines, IA  50392
            Chairman of the Board
            Chair, Executive Committee

            C. DANIEL GELATT, JR.            NMT Corporation
            Director                         2004 Kramer Street
            Member, Executive Committee      La Crosse, WI  54603
              Chair, Human Resources
              Committee

            J. BARRY GRISWELL                The Principal Financial Group
            Director, President              Des Moines, IA  50392
            and Chief Executive Officer

            G. DAVID HURD                    The Principal Financial Group
            Director                         Des Moines, IA  50392
            Member, Executive and
              Nominating Committees

            CHARLES S. JOHNSON               Pioneer Hi-Bred International, Inc.
            Director                         400 Locust, Ste. 700 Capital Square
            Member, Audit Committee          Des Moines, IA 50309

            WILLIAM T. KERR                  Meredith Corporation
            Director                         1716 Locust St.
            Member, Executive Committee      Des Moines, IA  50309-3023
              and Chair, Nominating
              Committee

            LEE LIU                          IES Industries Inc.
            Director                         Post Office Box 351
            Member, Executive and            Cedar Rapids, IA  52406
              Human Resources Committees

            VICTOR. H. LOEWENSTEIN           Egon Zehnder International
            Director                         350 Park Avenue - 8th Floor
            Member, Nominating               New York, NY  10022
              Committee

            RONALD D. PEARSON                Hy-Vee, Inc.
            Director                         5820 Westown Parkway
            Member, Human Resources          West Des Moines, IA  50266
              Committee

            Federico F. Pena                 Vestar Capital Partners
            Member, Audit                    1225 17th Street, Ste 1660
              Committee                      Denver, CO  80202

            JOHN R. PRICE                    The Chase Manhattan Corporation
            Director                         270 Park Avenue - 44th Floor
            Member, Nominating Committee     New York, NY  10017

            DONALD M. STEWART                The College Board
            Director                         45 Columbus Avenue
            Member, Human Resources          New York, NY  10023-6992
              Committee

            ELIZABETH E. TALLETT             Dioscor, Inc.
            Director                         48 Federal Twist Road
            Chair, Audit Committee           Stockton, NJ  08559

            FRED W. WEITZ                    Essex Meadows, Inc.
            Director                         800 Second Avenue, Suite 150
            Member, Human Resources          Des Moines, IA  50309
              Committee

            Executive Officers (Other than Directors):

            JOHN E. ASCHENBRENNER            Executive Vice President

            PAUL S. BOGNANNO                 Senior Vice President

            GARY M. CAIN                     Senior Vice President

            C. ROBERT DUNCAN                 Senior Vice President

            DENNIS P. FRANCIS                Senior Vice President

            MICHAEL H.GERSIE                 Executive Vice President and
                                               Chief Financial Officer

            THOMAS J. GRAF                   Senior Vice President

            ROBB B. HILL                     Senior Vice President

            DANIEL J. HOUSTON                Senior Vice President

            ELLEN Z. LAMALE                  Senior Vice President and
                                             Chief Actuary

            MARY A. O'KEEFE                  Senior Vice President

            RICHARD L. PREY                  Senior Vice President

            KAREN E. SHAFF                   Senior Vice President and
                                             General Counsel

            ROBERT A. SLEPICKA               Senior Vice President

            NORMAN R. SORENSEN               Senior Vice President

            CARL C. WILLIAMS                 Senior Vice President and Chief
                                             Information Officer

            LARRY D. ZIMPLEMAN               Senior Vice President

Item 26.  Persons Controlled by or Under Common Control with Depositor

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Principal Life Insurance Company (an Iowa corporation) a life group, pension and individual insurance company.

          b. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          c.   PFG Do Brasil LTDA (Brazil) a Brazilian holding company.

          d. Principal Financial Services (Australia), Inc. (an Iowa holding company) formed to facilitate the acquisition of the Australian business of BT Australia.

          e. Principal Financial Services (NZ), Inc. (an Iowa holding company) formed to facilitate the acquisition of the New Zealand business of BT Australia.

          f. Principal Capital Management (Singapore) Limited (a Singapore asset management company).

          g. Principal Capital Management (Europe) Limited a fund management company.

          h. Principal Capital Management (Ireland) Limited a fund management company.

          i.   Principal Financial Group Investments (Australia) Pty Limited.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary wholly-owned by PFG Do Brasil LTDA

          a.   Brasilprev    Previdencia   Privada    S.A.(Brazil)   a   pension
               administration company.

          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a. Principal Financial Group (Australia) Holdings Pty Ltd. an Australian holding company organized in connection with the contemplated acquisition of BT Australia Funds Management.

          Subsidiary wholly-owned by Principal Financial Group (Australia) Holdings Pty Ltd:

          a.   Principal  Financial  Group  (Australia)  Pty Ltd.  an  Australia
               holding   company   organized  on  connection  the   contemplated
               acquisition of BT Australia Funds Management.

          Subsidiary  wholly-owned by Principal  Financial Group (Australia) Pty
          Ltd:

          a. BT International (Australia) Limited (an Australian holding company).

          Subsidiary wholly-owned by BT Investment (Australia) Limited:

          a.   Bankers Trust Australia Limited (an Australian holding company).

          Subsidiary wholly-owned by Bankers Trust Australia Limited:

          a.   BT Financial Group Limited an asset management company.

          Subsidiaries wholly-owned by BT Financial Group Limited:

          a. BT Life Limited a commercial and investment linked life insurance company.

          b. BT Funds Management Limited (an Australian financial services company).

          c.   BT  Funds  Management   (International)  Limited  (an  Australian
               financial services company).

          d.   BT  Securities   Limited  (an   Australian   financial   services
               company).

          e. BT (Queensland) Pty Limited (an Australian financial services company).

          f. BT Portfolio Services Pty Limited (an Australian financial services company).

          g. BT Australia Corporate Services Pty Limited a holding company.

          h.   Oniston Pty Ltd (an Australian financial services company).

          i.   QV1 Pty Limited

          Subsidiaries wholly-owned by BT Portfolio Services Limited:

          a. BT Custodial Services Pty Ltd (an Australian financial services company).

          b. National Registry Services Pty Ltd. (an Australian financial services company).

          c. National Registry Services (WA) Pty Limited (an Australian financial services company).

          d. BT Finance & Investments Pty Ltd (an Australian financial services company).

          Subsidiaries organized and wholly-owned by BT Australia Corporate Services Pty Limited:

          a. BT Finance Pty Limited (an Australian financial services company).

          b. Chifley Services Pty Limited (an Australian financial services company).

          c.   BT  Nominees  Pty  Limited  (an  Australian   financial  services
               company).

          Subsidiary organized and wholly-owned by BT Funds Management Limited:

          a. BT Tactical Asset Management Limited (an Australian financial services company).

          Subsidiary organized and wholly-owned by Principal  Financial Services
          (NZ), Inc.

          a.   BT Financial Group (NZ) Limited (a New Zealand holding company).

          b.   BT Hotel Group Pty Limited

          c. BT Custodians Limited a manager and trustee of various unit trusts.

          d.   Dellarak Pty Limited a trustee company.

          Subsidiary  organized and  wholly-owned  by BT Financial Group (NZ)
          Limited:

          a. BT Portfolio Service (NZ) Limited (a New Zealand financial services company).

          b. BT New Zealand Nominees Limited (a New Zealand financial services company).

          c. BT Funds Management (NZ) Limited (a New Zealand financial services company).

          Subsidiary organized and wholly-owned by Principal Financial Group Investments (Australia) Pty Limited:

          a.   Principal Hotels Holdings Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Holdings Pty Ltd.:

          a.   Principal Hotels Australia Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Australia Pty Ltd.:

          a.   BT Hotel Limited

          Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.15% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Blue Chip Fund, Inc.(a Maryland Corporation) 0.80% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.67% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 24.72% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates)on January 31, 2000.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 5.73% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.03% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.37% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 7.80% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 34.31% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal International Fund, Inc. (a Maryland Corporation) 24.74% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal International SmallCap Fund, Inc. (a Maryland Corporation) 31.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 21.85% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal LargeCap Stock Index Fund, Inc. (a Maryland Corporation) 100.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.79% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000

               Principal Partners Aggressive Growth Fund, Inc.(a Maryland Corporation) 12.91% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000

               Principal Partners LargeCap Growth Fund, Inc.(a Maryland Corporation) 100.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000

               Principal Partners MidCap Growth Fund, Inc.(a Maryland Corporation) 100.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000

               Principal Real Estate Fund, Inc. (a Maryland Corporation) 62.40% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 13.73% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Special Markets Fund, Inc. (a Maryland Corporation) 83.47% of shares outstanding of the International Emerging Markets Portfolio, 43.49% of the shares outstanding of the International Securities Portfolio, 98.66% of shares outstanding of the International SmallCap Portfolio and 100% of the shares outstanding of the Mortgage-Backed Securities Portfolio were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.05% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Utilities Fund, Inc. (a Maryland Corporation) 0.27% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on January 31, 2000: Aggressive Growth, Asset Allocation, Balanced, Blue Chip, Bond, Capital Value, Government Securities, Growth, High Yield, International, International SmallCap, LargeCap Growth, MicroCap, MidCap, MidCap Growth, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value Stock Index 500, and Utilities.

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. Principal Holding Company (an Iowa Corporation) a holding company wholly-owned by Principal Life Insurance Company.

          b. PT Asuransi Jiwa Principal Indonesia (an Indonesia Corporation) a life insuranced corporation which offers group and individual products.

          c. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          d. Principal Capital Management, LLC (a Delaware Corporation) a limited liability company that provides investment management services.

          e. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          Subsidiaries wholly-owned by Principal Capital Management, LLC:

          a. Principal Structured Investments, LLC (a Delaware Corporation) a limited liability company that provides product development administration, marketing and asset management services associated with stable value products together with other related institutional financial services including derivatives, asset-liability management, fixed income investment management and ancillary money management products.

          b. Principal Enterprise Capital, LLC (a Delaware Corporation) a company engaged in the operation of nonresidential buildings.

          c. Principal Commercial Acceptance, LLC (a Delaware Corporation) a limited liability company involved in purchasing, managing and selling commercial real estate assets in the secondary market.

          d. Principal Real Estate Investors, LLC (a Delaware Corporation) a registered investment advisor.

          e. Principal Commercial Funding, LLC (a Delaware Corporation) a correspondent lender and service provider for loans.

          f. Principal Real Estate Services, LLC (a Delaware Corporation) a limited liability company which acts as a property manager and real estate service provider.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          b. Patrician Associates, Inc. (a California Corporation) a real estate development company.

          c. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

          d. Principal Development Associates, Inc. (a California Corporation) a real estate development company.

          e. Principal Spectrum Associates, Inc. (a California Corporation) a real estate development company.

          f. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

          g. Equity FC, Ltd. (an Iowa Corporation) engaged in investment transactions including limited partnership and limited liability companies.

          h.   HealthRisk   Resource  Group,   Inc.  (an  Iowa   Corporation)  a
               management services organization.

          i.   Invista  Capital   Management,   LLC  (an  Iowa   Corporation)  a
               registered investment adviser.

          j. Principal Residential Mortgage, Inc. (an Iowa Corporation) a residential mortgage loan broker.

          k. Principal Asset Markets, Inc. (an Iowa Corporation) a residential mortgage loan broker.

          l. Principal Portfolio Services, Inc. (an Iowa Corporation) a mortgage due diligence company.

          m. The Admar Group, Inc. (a Florida Corporation) a national managed care service organization that develops and manages preferred provider organizations.

          n. The Principal Financial Group, Inc. (a Delaware corporation) a general business corporation established in connection with the new corporate identity. It is not currently active.

          o. Principal Product Network, Inc. (a Delaware corporation) an insurance broker.

          p. Principal Health Care, Inc. (an Iowa Corporation) a developer and administrator of managed care systems.

          q.   Dental-Net,  Inc.  (an Arizona  Corporation)  holding  company of
               Employers  Dental  Services;   a  managed  dental  care  services
               organization. HMO and dental group practice.

          r. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

          s.   Delaware  Charter  Guarantee  &  Trust  Company,   d/b/a  Trustar
               Retirement Services (a Delaware Corporation) a nondepository trust company.

          t. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and serves as a record keeper and third party administrator for various clients' defined contribution plans.

          u. Principal Investors Corporation (a New Jersey Corporation) a registered broker-dealer with the Securities Exchange Commission. It is not currently active.

          v. Principal International, Inc. (an Iowa Corporation) a company formed for the purpose of international business development.

          Subsidiaries organized and wholly-owned by PT Asuransi Jiwa Principal Indonesia:

          a.   PT Jasa Principal Indonesia a defined benefit pension company.

          b. PT Principal Capital Management Indonesia a fund management company.

          Subsidiary wholly-owned by Invista Capital Management, LLC:

          a.   Principal  Capital - Invista  Trust.  (a Delaware  Corporation) a
               business   trust  and   private   investment   company   offering
               non-registered units, initially, to tax-exempt entities.

         Subsidiary wholly-owned by Principal Residential Mortgage, Inc.:

          a. Principal Wholesale Mortgage, Inc. (an Iowa Corporation) a brokerage and servicer of residential mortgages.

          b. Principal Mortgage Reinsurance Company (a Vermont corporation) a mortgage reinsurance company.

          Subsidiaries wholly-owned by The Admar Group, Inc.:

          a. Admar Corporation (a California Corporation) a managed care services organization.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. PPI Employee Benefits Corporation (a Connecticut corporation) a registered broker-dealer pursuant to Section 15(b) of the Securities Exchange Act an a member of the National Association of Securities Dealers (NASD), limited to the sale of open-end mutual funds and variable insurance products.

          c. Boston Insurance Trust, Inc. (a Massachusetts corporation) authorized by charter to serve as a trustee in connection with multiple-employer group life insurance trusts or arrangements, and to generally participate in the administration of insurance trusts.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Principal  International Espana, S.A. de Seguros de Vida (a Spain
               Corporation)  a  life  insurance  company   (individual   group),
               annuities and pension.

          b.   Zao Principal International (a Russia Corporation) inactive.

          c. Principal International Argentina, S.A. (an Argentina services corporation).

          d. Principal Asset Management Company (Asia) Ltd. (Hong Kong) a corporation which manages pension funds.

          e. Principal International Asia Limited (a Hong Kong Corporation) a corporation operating as a regional headquarters for Asia.

          f. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) group life and group pension products.

          g.   Principal Trust Company (Asia) Limited (an Asia trust company).

          h. Principal International de Chile, S.A. (a Chile Corporation) a holding company.

          i. Principal Mexico Compania de Seguros, S.A. de C.V. (a Mexico Corporation) a life insurance company (individual and group), personal accidents.

          j. Principal Pensiones, S.A. de C.V. (a Mexico Corporation) a single premium annuity.

          k. Principal Afore, S.A. de C.V. (a Mexico Corporation), a pension administration company.

          l.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiary wholly-owned by Principal International Espana, S.A. de Seguros de Vida:

          a. Princor International Espana Sociedad Anonima de Agencia de Seguros (a Spain Corporation) an insurance agency.

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. BT Funds Management (Asia) Limited (Hong Kong)(a Hong Kong Corporation) an asset management company.

          Subsidiaries wholly-owned by Principal International Argentina, S.A.:

          a.   Principal  Retiro  Compania  de  Seguros  de  Retiro,   S.A.  (an
               Argentina Corporation) an individual annuity/employee benefit company.

          b.   Principal   Life   Compania  de  Seguros,   S.A.  (an   Argentina
               Corporation) a life insurance company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (a Chile Corporation) life insurance and annuity company.

          Subsidiary wholly-owned by Principal Compania de Seguros de Vida Chile
          S.A.:

          a.   Andueza  &  Principal   Creditos   Hipotecarios   S.A.  (a  Chile
               Corporation) a residential mortgage company.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V.:

          a. Siefore Principal, S.A. de C.V. (a Mexico Corporation) an investment fund company.

Item 27.  Number of Contractowners - As of: December 31, 1999

                     (1)                          (2)               (3)
                                             Number of Plan      Number of
          Title of Class                      Participants     Contractowners
          --------------                     --------------    --------------
          BFA Variable Annuity Contracts           76                 8
          Pension Builder Contracts               571               325
          Personal Variable Contracts            5548               127
          Premier Variable Contracts            22384               266
          Flexible Variable Annuity Contract    39884             39884
          Freedom Variable Annuity Contract       218               218

Item 28.  Indemnification

               None

Item 29.       Principal Underwriters

     (a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Special Markets Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust for retirement plans adopted by public school systems or certain tax-exempt organizations pursuant to
Section  403(b) of the Internal  Revenue  Code,  Section 457  retirement  plans,
Section 401(a) retirement plans, certain non- qualified deferred compensation plans and Individual Retirement Annuity Plans adopted pursuant to Section 408 of the Internal Revenue Code, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

     (b)      (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

  John E. Aschenbrenner        Director
  The Principal
  Financial Group
  Des Moines, IA  50392

  Robert W. Baehr              Marketing Services
  The Principal                Officer
  Financial Group
  Des Moines, IA 50392

  Craig L. Bassett             Treasurer
  The Principal
  Financial Group
  Des Moines, IA 50392

  Michael J. Beer              Executive Vice President
  The Principal
  Financial Group
  Des Moines, IA 50392

  Jerald L. Bogart             Insurance License Officer
  The Principal
  Financial Group
  Des Moines, IA 50392

  David J. Drury               Director
  The Principal
  Financial Group
  Des Moines, IA 50392

  Ralph C. Eucher              Director and President
  The Principal
  Financial Group
  Des Moines, IA  50392

  Arthur S. Filean             Vice President
  The Principal
  Financial Group
  Des Moines, IA 50392

  Dennis P. Francis            Director
  The Principal
  Financial Group
  Des Moines, IA  50392

  Paul N. Germain              Vice President-
  The Principal                Mutual Fund Operations
  Financial Group
  Des Moines, IA 50392

  Ernest H. Gillum             Vice President-
  The Principal                Compliance and Product
  Financial Group              Development
  Des Moines, IA 50392

  Thomas J. Graf               Director
  The Principal
  Financial Group
  Des Moines, IA 50392

  J. Barry Griswell            Director and
  The Principal                Chairman of the
  Financial Group              Board
  Des Moines, IA 50392

  Susan R. Haupts              Marketing Officer
  The Principal
  Financial Group
  Des Moines, IA 50392

  Joyce N. Hoffman             Vice President and
  The Principal                Corporate Secretary
  Financial Group
  Des Moines, IA 50392

  Kraig L. Kuhlers             Marketing Officer
  The Principal
  Financial Group
  Des Moines, IA 50392

  Ellen Z. Lamale              Director
  The Principal
  Financial Group
  Des Moines, IA  50392

  Julia M. Lawler              Director
  The Principal
  Financial Group
  Des Moines, IA  50392

  John R. Lepley               Senior Vice
  The Principal                President - Marketing
  Financial Group              and Distribution
  Des Moines, IA 50392

  Kelly A. Paul                Systems & Technology
  The Principal                Officer
  Financial Group
  Des Moines, IA 50392

  Elise M. Pilkington          Assistant Director -
  The Principal                Retirement Consulting
  Financial Group
  Des Moines, IA  50392

  Richard L. Prey              Director
  The Principal
  Financial Group
  Des Moines, IA  50392

  Layne A. Rasmussen           Controller-Mutual Funds
  The Principal
  Financial Group
  Des Moines, IA 50392

  Martin R. Richardson         Operations Officer-
  The Principal                Broker/Dealer Services
  Financial Group
  Des Moines, IA  50392

  Elizabeth R. Ring            Controller
  The Principal
  Financial Group
  Des Moines, IA 50392

  Michael D. Roughton          Counsel
  The Principal
  Financial Group
  Des Moines, IA 50392

  Jean B. Schustek             Product Compliance Officer-
  The Principal                Registered Products
  Financial Group
  Des Moines, IA 50392

  Kyle R. Selberg              Vice President-
  The Principal                Marketing
  Financial Group
  Des Moines, IA 50392

  Minoo Spellerberg            Compliance Officer
  The Principal
  Financial Group
  Des Moines, IA  50392

           (c)        (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

            Princor Financial           $12,331,736.46
            Services Corporation

                   (3)                       (4)                 (5)

             Compensation on             Brokerage
                Redemption              Commissions         Compensation

                     0                       0                    0


Item 30.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

          Inapplicable

Item 32.  Undertakings

          The Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 28th day of February, 2000

                         PRINCIPAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)


                         By:  PRINCIPAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ David J. Drury
                         By ______________________________________
                              David J. Drury
                              Chairman and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ D. J. Drury                Chairman and                   February 28, 2000
--------------------           Director
D. J. Drury


/s/ D. C. Cunningham           Vice President and             February 28, 2000
--------------------           Controller (Principal
D. C. Cunningham               Accounting Officer)


/s/ M. H. Gersie               Executive Vice President and    February 28, 2000
--------------------           Chief Financial Officer
M. H. Gersie                   (Principal Financial Officer)


  (B. J. Bernard)*             Director                       February 28, 2000
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                       February 28, 2000
--------------------
J. Carter-Miller


  (C. D. Gelatt, Jr.)*         Director                       February 28, 2000
--------------------
C. D. Gelatt, Jr.


  (J. B. Griswell)*            Director                       February 28, 2000
--------------------
J. B. Griswell


  (G. D. Hurd)*                Director                       February 28, 2000
--------------------
G. D. Hurd


  (C. S. Johnson)*             Director                       February 28, 2000
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                       February 28, 2000
--------------------
W. T. Kerr


  (L. Liu)*                    Director                       February 28, 2000
--------------------
L. Liu


  (V. H. Loewenstein)*         Director                       February 28, 2000
--------------------
V. H. Loewenstein


  (R. D. Pearson)*             Director                       February 28, 2000
--------------------
R. D. Pearson


  (F. F. Pena)*                Director                       February 28, 2000
--------------------
F. F. Pena


  (J. R. Price)*               Director                       February 28, 2000
--------------------
J. R. Price, Jr.


  (D. M. Stewart)*             Director                       February 28, 2000
--------------------
D. M. Stewart


  (E. E. Tallett)*             Director                       February 28, 2000
--------------------
E. E. Tallett


  (F. W. Weitz)*               Director                       February 28, 2000
--------------------
F. W. Weitz


                           *By    /s/ David J. Drury
                                  ------------------------------------
                                  David J. Drury
                                  Chairman



                                  Pursuant to Powers of Attorney
                                  Previously Filed or Included Herein